UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08520

TIAA Separate Account VA-1

(Exact name of registrant as specified in charter)

730 Third Avenue

New York, New York 10017-3206

(Address of principal executive offices) (Zip code)

Rachael M. Zufall, Esq.

Teachers Insurance and Annuity Association of America

8500 Andrew Carnegie Boulevard

Charlotte, North Carolina 28262

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 490-9000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2026

Item 1.	Reports to Stockholders.

June 30, 2026
TIAA Separate
Account VA-1
This semi-annual report contains the Account's unaudited financial statements.
Stock Index Account

Table of Contents
About the Account’s Benchmark 3
Account Performance 4
Expense Example 5
Portfolio of Investments 6
Statement of Assets and Liabilities 51
Statement of Operations 52
Statements of Changes in Net Assets 53
Financial Highlights 54
Notes to Financial Statements 56
Additional Account Information 63
Approval of Investment Management Agreement 64
Liquidity Risk Management Program 69

About the Account’s Benchmark
The Account’s benchmark is the Russell 3000®Index: An index designed to measure the performance of the stocks of the
3,000 largest publicly traded U.S. companies, based on market capitalization. The index measures the performance of about 98% of the total market capitalization of the publicly traded U.S. equity market. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses. For additional details about the benchmark index, please read the Account’s latest prospectus.
London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2026. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®,” “Russell®” and “FTSE Russell®” are trademarks of the relevant LSE Group companies and are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

Stock Index Account

Performance as of June 30, 2026
The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit TIAA.org. The Account’s performance reflects a fee waiver, which is currently in place. Without such waiver, the expenses of the Account would have been higher and its performance lower. Refer to the Financial highlights later in this report for the Account’s expense ratios as of the end of the reporting period.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.
Account statistics Portfolio composition
Total return Average annual total return
Inception
date 6 months 1 year 5 years 10 years
Stock Index Account
11/1/94 10 .58% 21 .99% 11 .51% 14 .23%
Russell 3000® Index – 10 .88 22 .82 12 .31 15 .06
as of 6/30/2026
Account net assets $
1.42
billion
Total number of holdings 2,628
Portfolio turnover (%) 1%
% of total investments
as of 6/30/2026
Information technology 34.9
Financials 12.2
Industrials 10.4
Health care 9.5
Consumer discretionary 9.4
Communication services 9.2
Consumer staples 4.3
Energy 3.1
Real estate 2.2
Utilities 2.2
Materials 2.2
Short-term investments 0.1
Investments purchased with collateral
from securities lending 0.3

Expense Example
All contractowners in the Stock Index Account incur ongoing costs, including management fees and other Account expenses.
The Stock Index Account is the underlying investment vehicle for Teachers Personal Annuity contracts issued by Teachers
Insurance and Annuity Association of America. Premium taxes may apply to certain contracts. Because of this additional charge, the cost to investors may be higher than the figures shown in the expense example. Information about this additional charge can be found in the prospectus.
The expense example that appears in this report is intended to help you understand your ongoing costs only (in U.S. dollars)
and does not reflect transactional costs. The example is designed to help you compare these ongoing costs with the ongoing costs of investing in other variable annuity accounts and mutual funds. Contractowners in the Stock Index Account do not incur a sales charge for purchases or other distributions.
The example is based on an investment of $10,000 invested at the beginning and held for the entire reporting period.
What were the Account costs for the last six months?
(based on a hypothetical $10,000 investment)
Cost of a
$10,000 investment
Cost paid as a percentage of
$10,000 investment*
Stock Index Account
$35 0.66%
* Annualized for period less than one year.

Stock Index
Portfolio of Investments June 30, 2026

See Notes to Financial Statements
(Unaudited)
SHARES DESCRIPTION VALUE (000)
LONG-TERM INVESTMENTS - 98.9%
COMMON STOCKS - 98.9%
AUTOMOBILES & COMPONENTS - 2.0%
1,464 (a) Adient plc $ 27
2,617 (a) American Axle & Manufacturing Holdings, Inc 14
4,330 (a) Aptiv plc 266
4,000 BorgWarner, Inc 266
566 (a) Cooper-Standard Holdings, Inc 15
1,881 Dana Inc 51
596 (a) Dorman Products, Inc 81
76,327 Ford Motor Co 1,061
1,039 (a) Fox Factory Holding Corp 18
2,745 Garrett Motion, Inc 99
17,467 General Motors Co 1,346
3,676 Gentex Corp 93
1,006 (a) Gentherm, Inc 34
3,169 (a) Goodyear Tire & Rubber Co 21
1,703 Harley-Davidson, Inc 42
533 LCI Industries 56
846 Lear Corp 113
1,993 (a),(b) Lucid Group, Inc 13
681 Patrick Industries, Inc 61
450 Phinia, Inc 37
7,090 (a) QuantumScape Corp 54
16,962 (a) Rivian Automotive, Inc 294
1,333 (a),(b) Solid Power, Inc 4
120 Standard Motor Products, Inc 5
56,569 (a) Tesla, Inc 23,793
1,229 (a),(b) Thor Industries, Inc 92
1,443 (a) Versigent plc 61
513 Visteon Corp 51
282 Winnebago Industries, Inc 9
518 (a) XPEL, Inc 26
TOTAL AUTOMOBILES & COMPONENTS 28,103
BANKS - 3.7%
53 1st Source Corp 4
195 ACNB Corp 12
450 Amalgamated Financial Corp 21
667 Amerant Bancorp, Inc 17
1,431 Ameris Bancorp 129
476 Arrow Financial Corp 20
2,950 Associated Banc-Corp 91
3,083 Atlantic Union Bankshares Corp 130
527 (a) Avidbank Holdings, Inc 17
992 (a) Axos Financial, Inc 97
1,798 Banc of California, Inc 37
585 Bancfirst Corp 65
767 (a) Bancorp, Inc 48
178 Bank First Corp 26
127,541 Bank of America Corp 7,267
643 Bank of Hawaii Corp 52
468 Bank of Marin Bancorp 13
548 Bank of NT Butterfield & Son Ltd 33
1,546 Bank OZK 81
90 Bank7 Corp 4
1,329 (a) BankUnited, Inc 64
646 Banner Corp 43
622 Bar Harbor Bankshares 23
223 BayCom Corp 7
1,555 Berkshire Hills Bancorp, Inc 47
3,275 Blue Ridge Bankshares, Inc 12

See Notes to Financial Statements
SHARES DESCRIPTION VALUE (000)
BANKS (continued)
371 BOK Financial Corp $ 52
882 (a) Bridgewater Bancshares, Inc 19
38 Burke & Herbert Financial Services Corp 3
313 Business First Bancshares, Inc 10
241 Byline Bancorp, Inc 9
613 (a) Camden National Corp 33
447 Capital City Bank Group, Inc 22
2,335 Capitol Federal Financial, Inc 20
550 Carter Bankshares, Inc 19
1,248 Cathay General Bancorp 77
375 Central BanCo, Inc 11
367 Central Pacific Financial Corp 14
693 (b) CF Bankshares, Inc 23
90 Chemung Financial Corp 7
309 ChoiceOne Financial Services, Inc 11
33,003 Citigroup, Inc 4,619
533 Citizens & Northern Corp 12
8,250 Citizens Financial Group, Inc 578
250 (a) City Holding Co 33
377 Civista Bancshares, Inc 11
496 CNB Financial Corp 17
146 (a) Coastal Financial Corp 11
6,093 Columbia Banking System, Inc 195
1,738 (a) Columbia Financial, Inc 37
2,494 Commerce Bancshares, Inc 144
978 Community Bank System, Inc 66
39 Community Trust Bancorp, Inc 3
26 Community West Bancshares 1
282 ConnectOne Bancorp, Inc 9
1,266 Cullen/Frost Bankers, Inc 196
640 (a) Customers Bancorp, Inc 51
3,603 (a) CVB Financial Corp 81
422 (a) Dime Community Bancshares, Inc 17
50 Eagle Bancorp Montana, Inc 1
1,035 Eagle Bancorp, Inc 29
2,706 East West Bancorp, Inc 349
3,756 Eastern Bankshares, Inc 84
400 Enterprise Financial Services Corp 26
402 Equity Bancshares, Inc 20
339 Esquire Financial Holdings, Inc 40
218 (a) Farmers & Merchants Bancorp, Inc 7
1,013 Farmers National Banc Corp 15
27 (a) FB Bancorp, Inc   0^
682 FB Financial Corp 38
106 Fidelity D&D Bancorp, Inc 5
17,663 Fifth Third Bancorp 996
527 Financial Institutions, Inc 21
608 First Bancorp 39
2,094 First BanCorp 55
498 (a) First Bancorp, Inc 17
603 First Bank 11
1,682 First Busey Corp 50
156 First Citizens Bancshares, Inc (Class A) 325
1,652 First Commonwealth Financial Corp 34
680 First Community Bancshares, Inc 30
57 First Community Corp 2
1,993 First Financial Bancorp 67
2,915 First Financial Bankshares, Inc 101
384 (a) First Financial Corp 30
2,244 First Hawaiian, Inc 66
9,247 First Horizon National Corp 237
1,904 First Interstate BancSystem, Inc 73

Stock Index

See Notes to Financial Statements
Portfolio of Investments June 30, 2026
(continued)
SHARES DESCRIPTION VALUE (000)
BANKS (continued)
237 First Merchants Corp $ 10
380 First Mid Bancshares, Inc 18
810 (a) First Western Financial, Inc 26
617 (a) Firstsun Capital Bancorp 24
84 Five Star Bancorp 4
6,862 FNB Corp 131
312 Franklin Financial Services Corp 20
3,733 (a) Fulton Financial Corp 90
708 German American Bancorp, Inc 34
2,794 Glacier Bancorp, Inc 144
76 Great Southern Bancorp, Inc 6
451 Greene County Bancorp, Inc 15
1,580 Hancock Whitney Corp 118
824 Hanmi Financial Corp 27
715 HBT Financial, Inc 23
1,150 Heritage Financial Corp 34
994 Hilltop Holdings, Inc 39
57 (b) Hingham Institution For Savings The 18
238 Home Bancorp, Inc 16
3,655 Home Bancshares, Inc 104
698 HomeStreet, Inc 11
667 HomeTrust Bancshares, Inc 33
2,725 Hope Bancorp, Inc 37
1,209 (a) Horizon Bancorp, Inc 24
40,892 Huntington Bancshares, Inc 725
67 Independent Bank Corp 2
863 Independent Bank Corp 72
1,055 International Bancshares Corp 80
9 John Marshall Bancorp, Inc   0^
51,663 JPMorgan Chase & Co 16,911
1,623 Kearny Financial Corp 15
18,094 Keycorp 417
499 Lakeland Financial Corp 31
833 Live Oak Bancshares, Inc 34
2,866 M&T Bank Corp 682
130 Mercantile Bank Corp 7
424 Metrocity Bankshares, Inc 15
229 Metropolitan Bank Holding Corp 23
196 Mid Penn Bancorp, Inc 7
582 Midland States Bancorp, Inc 18
180 MVB Financial Corp 5
819 National Bank Holdings Corp 36
647 National Bankshares, Inc 23
1,273 NB Bancorp, Inc 27
984 NBT Bancorp, Inc 49
5,918 New York Community Bancorp, Inc 88
420 Nicolet Bankshares, Inc 69
145 Northeast Bank 19
954 (a) Northeast Community Bancorp, Inc 26
1,643 Northfield Bancorp, Inc 24
472 Northrim BanCorp, Inc 13
2,195 Northwest Bancshares, Inc 33
65,588 (a) NU Holdings Ltd 876
163 Oak Valley Bancorp 5
957 OceanFirst Financial Corp 19
811 OFG Bancorp 40
6,336 Old National Bancorp 164
1,237 Old Second Bancorp, Inc 29
594 Origin Bancorp, Inc 30
297 Orrstown Financial Services, Inc 12
293 Park National Corp 54
436 Pathward Financial, Inc 38

See Notes to Financial Statements
SHARES DESCRIPTION VALUE (000)
BANKS (continued)
642 Peapack Gladstone Financial Corp $ 30
117 Peoples Bancorp, Inc 4
333 Peoples Financial Services Corp 22
2,963 Pinnacle Financial Partners, Inc 299
302 (a) Pioneer Bancorp, Inc 5
54 Plumas Bancorp 3
7,842 PNC Financial Services Group, Inc 1,931
1,124 Popular, Inc 185
267 Preferred Bank 28
454 Primis Financial Corp 7
1,571 Prosperity Bancshares, Inc 115
677 Provident Financial Services, Inc 16
356 QCR Holdings, Inc 35
475 RBB Bancorp 13
192 Red River Bancshares, Inc 18
16,679 Regions Financial Corp 504
1,623 Renasant Corp 69
364 Republic Bancorp, Inc (Class A) 33
812 S&T Bancorp, Inc 40
1,880 Seacoast Banking Corp of Florida 63
790 (a) ServisFirst Bancshares, Inc 69
597 Shore Bancshares, Inc 14
370 Sierra Bancorp 15
2,827 Simmons First National Corp (Class A) 64
275 SmartFinancial, Inc 13
299 South Plains Financial, Inc 13
113 Southern California Bancorp 2
228 (a) Southern First Bancshares, Inc 14
231 Southern Missouri Bancorp, Inc 18
328 Southside Bancshares, Inc 12
1,893 SOUTHSTATE BANK CORP 189
1,065 SR Bancorp, Inc 21
859 Stellar Bancorp, Inc 34
3,571 (a),(c) Sterling Bancorp, Inc   0^
572 Stock Yards Bancorp, Inc 44
947 Texas Capital Bancshares, Inc 98
110 (b) TFS Financial Corp 2
681 (a) Third Coast Bancshares, Inc 28
131 Tompkins Trustco, Inc 12
1,631 Towne Bank 59
74 Trico Bancshares 4
657 (a) Triumph Financial, Inc 50
24,345 Truist Financial Corp 1,213
671 TrustCo Bank Corp NY 37
768 Trustmark Corp 35
1,264 UMB Financial Corp 180
2,665 United Bankshares, Inc 122
2,849 United Community Banks, Inc 100
1,012 Univest Financial Corp 44
30,392 US Bancorp 1,836
9,879 Valley National Bancorp 145
1,049 Washington Federal, Inc 40
581 (a) Washington Trust Bancorp, Inc 21
3,232 Webster Financial Corp 247
59,374 Wells Fargo & Co 4,907
1,524 WesBanco, Inc 59
597 West Bancorporation, Inc 16
225 Westamerica Bancorporation 13
2,067 Western Alliance Bancorp 170
1,443 Wintrust Financial Corp 232
815 WSFS Financial Corp 63

Stock Index

See Notes to Financial Statements
Portfolio of Investments June 30, 2026
(continued)
SHARES DESCRIPTION VALUE (000)
BANKS (continued)
3,174 Zions Bancorporation $ 220
TOTAL BANKS 53,158
CAPITAL GOODS - 8.0%
3,738 (a) 3D Systems Corp 11
10,087 3M Co 1,633
2,181 A.O. Smith Corp 137
1,330 Aaon, Inc 169
770 (a) AAR Corp 110
622 Acuity Brands, Inc 234
1,567 Advanced Drainage Systems, Inc 246
1,215 Aebi Schmidt Holding AG. 15
2,574 Aecom Technology Corp 180
560 (a) Aerovironment, Inc 92
2,606 (a) AerSale Corp 16
1,044 AGCO Corp 125
191 Alamo Group, Inc 31
653 Albany International Corp (Class A) 49
2,667 (a) Allegheny Technologies, Inc 526
1,661 Allegion plc 233
9 (a),(b) Alliance Laundry Holdings, Inc   0^
307 Allied Motion Technologies, Inc 32
1,525 Allison Transmission Holdings, Inc 172
909 (a) Ameresco, Inc 25
813 (a) American Superconductor Corp 34
4,378 Ametek, Inc 1,059
1,904 (a) Amprius Technologies, Inc 26
7,443 (a) API Group Corp 315
449 (a) Apogee Enterprises, Inc 21
718 Applied Industrial Technologies, Inc 243
11,787 (a),(b) Archer Aviation, Inc 56
813 (a) Arcosa, Inc 118
233 Argan, Inc 186
805 Armstrong World Industries, Inc 129
4,146 (a) Array Technologies, Inc 31
823 Astec Industries, Inc 50
810 (a) Astronics Corp 66
162 (a) Astronics Corp (Class B) 12
931 Atkore, Inc 71
1,320 Atmus Filtration Technologies, Inc 67
1,481 (a) Axon Enterprise, Inc 830
507 AZZ, Inc 79
2,556 (a) Babcock & Wilcox Enterprises, Inc 36
889 (a) Beta Technologies, Inc 15
5,241 (a) Bloom Energy Corp 1,586
608 (a) Blue Bird Corp 48
224 (a) BlueLinx Holdings, Inc 14
14,788 (a) Boeing Co 3,201
610 Boise Cascade Co 47
337 (a) Bowman Consulting Group Ltd 10
534 Brookfield Business Corp 16
1,956 (a) Builders FirstSource, Inc 175
1,894 BWX Technologies, Inc 369
383 Cadre Holdings, Inc 11
259 (a) Cardinal Infrastructure Group, Inc 24
799 Carlisle Cos, Inc 290
914 Carpenter Technology Corp 564
15,181 Carrier Global Corp 1,114
8,786 Caterpillar, Inc 9,356
985 (a) CECO Environmental Corp 89
1,396 (a) Centuri Holdings, Inc 42
729 (a) Chart Industries, Inc 152
17,876 CNH Industrial NV 201

See Notes to Financial Statements
SHARES DESCRIPTION VALUE (000)
CAPITAL GOODS (continued)
840 Columbus McKinnon Corp $ 13
681 Comfort Systems USA, Inc 1,350
1,015 (a) Construction Partners, Inc 121
3,103 (a) Core & Main, Inc 150
968 Crane Co 216
302 CSW Industrials, Inc 84
2,725 Cummins, Inc 1,943
753 Curtiss-Wright Corp 571
1,008 (a) Custom Truck One Source, Inc 12
4,806 Deere & Co 3,049
3,204 (a) DNOW, Inc 42
2,028 Donaldson Co, Inc 182
932 Douglas Dynamics, Inc 50
2,505 Dover Corp 562
290 (a) Ducommun, Inc 54
91 (a) DXP Enterprises, Inc 15
561 (a) Dycom Industries, Inc 284
7,589 Eaton Corp plc 3,234
875 EMCOR Group, Inc 726
10,640 Emerson Electric Co 1,523
1,368 (a) Energy Recovery, Inc 12
2,653 (a),(b) Energy Vault Holdings, Inc 12
1,030 Enerpac Tool Group Corp 37
709 EnerSys 166
2,981 (a),(b) Enovix Corp 18
479 EnPro Industries, Inc 181
4,836 (a),(b) Eos Energy Enterprises, Inc 28
1,154 Esab Corp 114
505 ESCO Technologies, Inc 177
978 (a) Everus Construction Group, Inc 162
22,025 Fastenal Co 1,058
1,221 Federal Signal Corp 157
3,834 Ferguson Enterprises, Inc 910
1,522 (a) Firefly Aerospace, Inc 45
2,418 Flowserve Corp 179
786 (a) Fluence Energy, Inc 16
2,733 (a) Fluor Corp 143
2,495 (a) Forgent Power Solutions, Inc 139
5,941 Fortive Corp 363
2,398 Fortune Brands Innovations, Inc 132
842 Franklin Electric Co, Inc 90
1,902 FTAI Aviation Ltd 515
1,034 (a) FuelCell Energy, Inc 37
4,917 (a) Gates Industrial Corp plc 138
608 GATX Corp 108
5,209 GE Vernova, Inc 6,120
1,274 (a) Gencor Industries, Inc 19
1,064 (a) Generac Holdings, Inc 312
4,949 General Dynamics Corp 1,753
19,980 General Electric Co 7,467
584 (a) Gibraltar Industries, Inc 26
461 Global Industrial Co 15
678 Gorman-Rupp Co 62
3,052 Graco, Inc 231
132 (a) Graham Corp 16
679 Granite Construction, Inc 107
70 Greenbrier Cos, Inc 3
611 Griffon Corp 60
2,444 (a) Hayward Holdings, Inc 42
812 HEICO Corp 289
1,471 (a) HEICO Corp (Class A) 379
922 (a) Helios Technologies, Inc 82

Stock Index

See Notes to Financial Statements
Portfolio of Investments June 30, 2026
(continued)
SHARES DESCRIPTION VALUE (000)
CAPITAL GOODS (continued)
639 Herc Holdings, Inc $ 92
1,293 Hexcel Corp 129
3,242 (a) Hillman Solutions Corp 27
6,268 (a) Honeywell Aerospace, Inc 1,386
6,268 Honeywell International, Inc 1,403
7,616 Howmet Aerospace, Inc 2,048
1,003 Hubbell, Inc 525
1,076 (a) Hudson Technologies, Inc 6
639 Huntington Ingalls Industries, Inc 179
3,375 (a) Hyliion Holdings Corp 18
404 Hyster-Yale Materials Handling, Inc 14
1,446 IDEX Corp 328
195 (a) IES Holdings, Inc 143
5,548 Illinois Tool Works, Inc 1,501
7,643 Ingersoll Rand, Inc 627
716 Insteel Industries, Inc 22
2,375 (a),(b) Intuitive Machines, Inc 51
1,687 ITT, Inc 334
1,876 (a) Janus International Group, Inc 10
1,078 John Bean Technologies Corp 156
11,954 Johnson Controls International plc 1,747
242 (a) Kadant, Inc 76
672 Karat Packaging, Inc 22
1,045 (a) Karman Holdings, Inc 52
1,671 Kennametal, Inc 59
3,283 (a) Kratos Defense & Security Solutions, Inc 164
3,677 L3Harris Technologies, Inc 1,069
542 (a) Lawson Products, Inc 15
109 (a) LB Foster Co (Class A) 5
1,119 (a) Legence Corp 95
615 Lennox International, Inc 352
1,340 Leonardo DRS, Inc 57
243 (a) Limbach Holdings, Inc 19
1,025 Lincoln Electric Holdings, Inc 272
220 Lindsay Corp 27
836 (a),(b) Loar Holdings, Inc 67
3,967 Lockheed Martin Corp 2,021
1,438 Louisiana-Pacific Corp 113
1,218 LSI Industries, Inc 32
800 Luxfer Holdings plc 14
1,198 (a) Manitowoc Co, Inc 17
3,939 Masco Corp 321
1,168 (a) Mastec, Inc 486
3,694 (a) Masterbrand, Inc 38
1,366 (a) Matrix Service Co 19
887 (a) Mayville Engineering Co Inc 33
412 McGrath RentCorp 50
1,126 (a) Mercury Computer Systems, Inc 138
4,301 (a),(b) Microvast Holdings, Inc 5
987 (a) Middleby Corp 170
446 Miller Industries, Inc 23
1,042 (a) Modine Manufacturing Co 278
536 Moog, Inc (Class A) 227
1,012 (a) MSC Industrial Direct Co (Class A) 120
2,082 Mueller Industries, Inc 256
2,556 Mueller Water Products, Inc (Class A) 66
246 (a) MYR Group, Inc 123
583 (a),(b) NANO Nuclear Energy, Inc 12
206 National Presto Industries, Inc 26
700 (a) Newpark Resources, Inc 11
2,685 (a) NEXTracker, Inc 320
1,006 Nordson Corp 304

See Notes to Financial Statements
SHARES DESCRIPTION VALUE (000)
CAPITAL GOODS (continued)
2,600 Northrop Grumman Corp $ 1,324
88 (a) Northwest Pipe Co 13
6,203 (a) NuScale Power Corp 62
3,165 nVent Electric plc 537
117 Omega Flex, Inc 4
1,551 (a) Orion Marine Group, Inc 26
1,049 Oshkosh Corp 161
7,226 Otis Worldwide Corp 517
1,442 Owens Corning, Inc 229
10,237 PACCAR, Inc 1,230
766 (a) Park Aerospace Corp 29
2,431 Parker-Hannifin Corp 2,378
598 Park-Ohio Holdings Corp 23
3,179 Pentair plc 244
22,888 (a),(b) Plug Power, Inc 62
591 Powell Industries, Inc 169
96 (a) Preformed Line Products Co 39
1,171 Primoris Services Corp 116
784 (a) Proto Labs, Inc 64
905 Quanex Building Products Corp 17
2,894 Quanta Services, Inc 2,084
13,157 (a) QXO, Inc 227
609 (a) RBC Bearings, Inc 392
1,618 (a),(b) Red Cat Holdings, Inc 17
3,731 (a) Redwire Corp 46
1,406 Regal-Beloit Corp 335
2,818 (a) Resideo Technologies, Inc 88
10,489 (a) Rocket Lab Corp 1,066
2,129 Rockwell Automation, Inc 1,054
26,006 RTX Corp 4,934
198 Rush Enterprises, Inc 15
1,317 Rush Enterprises, Inc (Class A) 96
1,816 (a) Satellogic, Inc 10
2,822 Sensata Technologies Holding plc 135
4,388 (a) Shoals Technologies Group, Inc 43
913 (a) Simpson Manufacturing Co, Inc 191
782 (a) SiteOne Landscape Supply, Inc 89
912 Snap-On, Inc 367
755 (a) Solv Energy, Inc 26
987 (a) SPX Technologies, Inc 242
4,456 (a) StandardAero, Inc 133
277 Standex International Corp 99
3,034 Stanley Black & Decker, Inc 286
581 (a) Sterling Construction Co, Inc 488
8,010 (a) Sunbelt Rentals Holdings, Inc 599
3,737 (a) Sunrun, Inc 50
535 Tecnoglass, Inc 25
406 Tennant Co 36
1,789 Terex Corp 130
3,173 Textron, Inc 291
1,366 Timken Co 199
1,266 (a) Titan International, Inc 10
491 (a) Titan Machinery, Inc 10
1,492 Toro Co 145
4,314 Trane Technologies plc 2,119
100 (a) Transcat, Inc 9
1,085 TransDigm Group, Inc 1,445
2,168 (a) Trex Co, Inc 108
969 Trinity Industries, Inc 34
963 Tutor Perini Corp 80
904 UFP Industries, Inc 82
1,205 United Rentals, Inc 1,365

Stock Index

See Notes to Financial Statements
Portfolio of Investments June 30, 2026
(continued)
SHARES DESCRIPTION VALUE (000)
CAPITAL GOODS (continued)
455 (a) V2X, Inc $ 34
370 Valmont Industries, Inc 214
7,475 Vertiv Holdings Co 2,503
470 (a) Vicor Corp 178
850 (a),(b) Voyager Technologies, Inc 27
559 VSE Corp 128
832 W.W. Grainger, Inc 1,132
1,281 (a) Wabash National Corp 17
682 Watsco, Inc 284
536 Watts Water Technologies, Inc (Class A) 210
934 WESCO International, Inc 323
3,196 Westinghouse Air Brake Technologies Corp 862
73 Willis Lease Finance Corp 17
2,729 WillScot Mobile Mini Holdings Corp 79
1,159 Woodward Inc 493
238 (a) Worthington Enterprises, Inc 13
823 (a),(b) X-Energy, Inc 15
911 (a) Xometry, Inc 88
4,522 Xylem, Inc 535
364 (a),(b) York Space Systems, Inc 9
3,251 Zurn Elkay Water Solutions Corp 164
TOTAL CAPITAL GOODS 112,979
COMMERCIAL & PROFESSIONAL SERVICES - 0.9%
439 (a) ABM Industries, Inc 19
3,257 ACCO Brands Corp 14
2,888 (a) ACV Auctions, Inc 21
2,989 (a) Amentum Holdings, Inc 62
7,829 Automatic Data Processing, Inc 1,753
191 Barrett Business Services, Inc 7
605 (a) BlackSky Technology, Inc 17
2,227 Booz Allen Hamilton Holding Corp 135
511 (a) BrightView Holdings, Inc 7
544 Brink's Co 51
2,405 Broadridge Financial Solutions, Inc 329
414 (a) CACI International, Inc (Class A) 192
1,375 (a) Casella Waste Systems, Inc (Class A) 133
1,147 (a) CBIZ, Inc 37
188 (a) Cimpress plc 19
6,537 Cintas Corp 1,112
6,385 (a) Clarivate plc 14
1,032 (a) Clean Harbors, Inc 308
805 (a),(b) Concentrix Corp 18
5,536 (a) Conduent, Inc 8
17,286 (a) Copart, Inc 487
1,499 (a) CoreCivic, Inc 46
51 CRA International, Inc 7
1,062 Deluxe Corp 25
1,051 (a) Ennis, Inc 22
144 (a) Enviri Corp 3
2,315 Equifax, Inc 367
3,061 (a) ExlService Holdings, Inc 79
1,272 Exponent, Inc 75
1,243 (a) First Advantage Corp 22
419 (a) Franklin Covey Co 10
526 (a) FTI Consulting, Inc 78
1,880 Genpact Ltd 52
1,647 (a) GEO Group, Inc 49
5,077 GFL Environmental, Inc 187
361 (a) Healthcare Services Group 9
1,885 Herman Miller, Inc 39
1,041 (b) HireQuest, Inc 13
681 HNI Corp 28

See Notes to Financial Statements
SHARES DESCRIPTION VALUE (000)
COMMERCIAL & PROFESSIONAL SERVICES (continued)
307 (a) Huron Consulting Group, Inc $ 28
379 ICF International, Inc 28
661 (a) Innodata, Inc 50
975 Insperity, Inc 40
1,293 Interface, Inc 46
2,447 Jacobs Solutions, Inc 308
2,130 KBR, Inc 74
1,192 Kelly Services, Inc (Class A) 15
681 Kforce, Inc 32
1,237 Korn/Ferry International 82
2,559 (a) Legalzoom.com, Inc 16
2,572 Leidos Holdings, Inc 265
664 (a) Liquidity Services, Inc 26
1,099 Manpower, Inc 37
615 MAXIMUS, Inc 33
640 (a) Montrose Environmental Group, Inc 13
805 MSA Safety, Inc 141
563 NL Industries, Inc 3
1,699 (a) OPENLANE, Inc 70
1,095 (a) Parsons Corp 57
6,286 Paychex, Inc 618
807 Paycom Software, Inc 101
927 (a) Paylocity Holding Corp 97
1,878 Pitney Bowes, Inc 33
5,487 (a) Planet Labs PBC 182
3,629 (b) RB Global, Inc 423
3,869 Republic Services, Inc 824
91 (a),(b) Resolute Holdings Management, Inc 13
1,926 (b) Robert Half International, Inc 59
6,246 Rollins, Inc 261
551 Science Applications International Corp 61
579 (a),(b) Spire Global, Inc 11
3,953 SS&C Technologies Holdings, Inc 245
4,940 Tetra Tech, Inc 143
3,578 (a) TIC Solutions, Inc 29
3,759 TransUnion 271
6 (a) TriNet Group, Inc   0^
720 (a) TrueBlue, Inc 5
1,498 UL Solutions, Inc 153
184 Unifirst Corp 49
3,454 (a) Upwork, Inc 29
4,755 Veralto Corp 422
2,558 Verisk Analytics, Inc 459
769 (a) Verra Mobility Corp 3
202 (a) Vestis Corp 3
7,065 Waste Management, Inc 1,575
279 (a) Willdan Group, Inc 22
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 13,309
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 4.9%
966 (a),(b) 1-800-FLOWERS.COM, Inc (Class A) 3
608 (a) Abercrombie & Fitch Co (Class A) 55
885 Academy Sports & Outdoors, Inc 42
1,149 (b) Advance Auto Parts, Inc 71
406 A-Mark Precious Metals, Inc 17
187,618 (a) Amazon.com, Inc 44,717
3,029 (a) American Eagle Outfitters, Inc 52
1,837 (a),(b) AMMO, Inc 4
1,221 Arhaus, Inc 10
2,460 Arko Corp 20
239 (a) Asbury Automotive Group, Inc 48
456 (a) Autonation, Inc 85
328 (a) Autozone, Inc 1,048

Stock Index

See Notes to Financial Statements
Portfolio of Investments June 30, 2026
(continued)
SHARES DESCRIPTION VALUE (000)
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL (continued)
3,894 Bath & Body Works, Inc $ 90
3,596 Best Buy Co, Inc 273
665 (a) Boot Barn Holdings, Inc 109
524 (a) Buckle, Inc 22
326 (b) Build-A-Bear Workshop, Inc 10
1,225 (a) Burlington Stores, Inc 388
1,001 Caleres, Inc 12
895 Camping World Holdings, Inc 7
2,292 (a) Carmax, Inc 121
13,505 (a) Carvana Co 889
4,570 (a) Chewy, Inc 90
109 (a) Citi Trends, Inc 6
24,334 (a) Coupang, Inc 423
1,606 (b) Designer Brands, Inc 9
1,287 Dick's Sporting Goods, Inc 292
64 (b) Dillard's, Inc (Class A) 34
8,507 eBay, Inc 951
1,574 (a) Etsy, Inc 119
2,017 (a),(b) EVgo, Inc 4
994 (a) Five Below, Inc 179
2,514 (a),(b) Floor & Decor Holdings, Inc 149
7,173 (a) GameStop Corp (Class A) 158
4,912 Gap, Inc 92
365 (a) Genesco, Inc 12
2,705 Genuine Parts Co 319
559 (a) GigaCloud Technology, Inc 18
222 Group 1 Automotive, Inc 65
541 (a),(b) Groupon, Inc 13
715 Haverty Furniture Cos, Inc 18
19,320 Home Depot, Inc 6,814
1,925 Kohl's Corp 34
484 (a),(b) Lands' End, Inc 5
293 Lithia Motors, Inc (Class A) 85
5,489 LKQ Corp 145
10,949 Lowe's Cos, Inc 2,414
5,015 Macy's, Inc 118
530 (a) MarineMax, Inc 19
759 (b) Monro Muffler, Inc 13
259 Murphy USA, Inc 140
2,416 (a) National Vision Holdings, Inc 46
1,339 (a) Ollie's Bargain Outlet Holdings, Inc 103
266 (a) OneWater Marine, Inc 3
16,207 (a) O'Reilly Automotive, Inc 1,492
1,209 (a) Overstock.com, Inc 7
616 (a) Pattern Group, Inc 16
108 Penske Auto Group, Inc 19
1,980 (a) Petco Health & Wellness Co, Inc 5
628 Pool Corp 135
2,295 (a) RealReal, Inc 27
1,063 (a) Revolve Group, Inc 24
380 (a),(b) RH 63
6,170 Ross Stores, Inc 1,313
113 (a) Sally Beauty Holdings, Inc 2
697 (a),(b) Savers Value Village, Inc 7
646 (a) Shoe Carnival, Inc 10
881 Signet Jewelers Ltd 76
319 Sonic Automotive, Inc (Class A) 27
1,770 (a) Stitch Fix, Inc 7
1,616 (a) ThredUp, Inc 11
21,111 TJX Cos, Inc 3,198
9,362 Tractor Supply Co 296
877 (a) Ulta Beauty, Inc 396

See Notes to Financial Statements
SHARES DESCRIPTION VALUE (000)
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL (continued)
29 Upbound Group, Inc $ 1
1,148 (a) Urban Outfitters, Inc 81
2,450 (a) Valvoline, Inc 97
1,310 (a) Victoria's Secret & Co 109
2,402 (a) Warby Parker, Inc 73
1,916 (a) Wayfair, Inc 177
663 Weyco Group, Inc 26
2,396 Williams-Sonoma, Inc 559
64 Winmark Corp 27
686 (a) Zumiez, Inc 12
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 69,276
CONSUMER DURABLES & APPAREL - 0.6%
532 Acushnet Holdings Corp 63
3,260 (a) Amer Sports, Inc 110
1,140 (a) Beazer Homes USA, Inc 32
1,161 (a),(b) BK LC Lux Finco 2 Sarl 50
1,299 Brunswick Corp 109
3,596 (a) Callaway Golf Co 68
2,222 (a) Capri Holdings Ltd 41
547 Carter's, Inc 23
165 (a) Cavco Industries, Inc 101
157 Century Communities, Inc 11
606 Columbia Sportswear Co 37
1,268 (b) Cricut, Inc 6
986 (a) Crocs, Inc 119
2,466 (a) Deckers Outdoor Corp 245
4,908 DR Horton, Inc 799
643 (a) Dream Finders Homes, Inc 11
1,326 (a) Ermenegildo Zegna NV 17
958 Ethan Allen Interiors, Inc 21
667 (a) Figs, Inc 7
576 (a) Funko, Inc 3
3,059 (a) Garmin Ltd 727
124 G-III Apparel Group Ltd 4
304 (a) Green Brick Partners, Inc 24
2,388 Hasbro, Inc 197
712 (a) Helen of Troy Ltd 21
148 (a) Hovnanian Enterprises, Inc 21
509 Installed Building Products, Inc 117
769 JAKKS Pacific, Inc 18
232 (a) Johnson Outdoors, Inc 11
1,169 KB Home 73
769 Kontoor Brands, Inc 64
412 (a) Latham Group, Inc 3
935 La-Z-Boy, Inc 38
3,082 Leggett & Platt, Inc 36
3,992 (a) Lennar Corp (Class A) 361
205 (a),(b) Lennar Corp (Class B) 18
241 (a) LGI Homes, Inc 15
336 (a),(b) Lovesac Co 6
2,060 (a) Lululemon Athletica, Inc 235
227 (a) M/I Homes, Inc 37
688 (a) Malibu Boats, Inc 19
775 (a) MasterCraft Boat Holdings, Inc 20
3,840 (a) Mattel, Inc 53
1,136 Meritage Homes Corp 95
1,156 (a) Mohawk Industries, Inc 140
638 Movado Group, Inc 25
6,890 Newell Rubbermaid, Inc 42
23,165 Nike, Inc (Class B) 951
46 (a) NVR, Inc 313
4,813 (a) On Holding AG. 171

Stock Index

See Notes to Financial Statements
Portfolio of Investments June 30, 2026
(continued)
SHARES DESCRIPTION VALUE (000)
CONSUMER DURABLES & APPAREL (continued)
274 (a),(b) Oxford Industries, Inc $ 10
8,335 (a) Peloton Interactive, Inc 49
1,013 Polaris Industries, Inc 69
3,690 Pulte Homes, Inc 506
821 PVH Corp 61
731 Ralph Lauren Corp 293
110 Rocky Brands, Inc 5
1,588 (a) SharkNinja Global SPV Ltd 242
1,083 (a) Skyline Champion Corp 95
1,649 (a) Smith & Wesson Brands, Inc 25
3,687 (a) Sonos, Inc 50
1,625 Steven Madden Ltd 68
311 Sturm Ruger & Co, Inc 12
3,924 Tapestry, Inc 574
1,923 (a) Taylor Morrison Home Corp 138
3,937 Tempur Sealy International, Inc 309
1,721 Toll Brothers, Inc 284
552 (a),(b) TopBuild Corp 196
5,744 (a),(b) Under Armour, Inc (Class A) 37
5,391 (a),(b) Under Armour, Inc (Class C) 34
8,194 VF Corp 137
1,037 Whirlpool Corp 41
1,742 (a) Wolverine World Wide, Inc 29
1,171 (a),(b) XMAX, Inc 11
1,532 (a) YETI Holdings, Inc 76
TOTAL CONSUMER DURABLES & APPAREL 9,079
CONSUMER SERVICES - 1.8%
1,229 (a) Accel Entertainment, Inc 15
4,451 ADT, Inc 29
469 (a) Adtalem Global Education, Inc 58
7,845 (a) Airbnb, Inc 1,123
376 (a) American Public Education, Inc 20
5,175 Aramark 294
39 (a) Biglari Holdings, Inc (B Shares) 17
817 (a) BJ's Restaurants, Inc 50
275 Bloomin' Brands, Inc 2
15,118 Booking Holdings, Inc 2,695
764 Boyd Gaming Corp 67
663 (a) Bright Horizons Family Solutions, Inc 47
688 (a) Brinker International, Inc 116
4,525 (a) Caesars Entertainment, Inc 137
25,358 Carnival Corp Ltd 724
318 Carriage Services, Inc 12
2,180 (a) Cava Group, Inc 171
1,085 Cheesecake Factory 86
24,935 (a) Chipotle Mexican Grill, Inc (Class A) 848
623 (a),(b) Choice Hotels International, Inc 69
1,421 Churchill Downs, Inc 127
4,415 (a) Coursera, Inc 25
711 (b) Cracker Barrel Old Country Store, Inc 38
2,208 Darden Restaurants, Inc 455
419 (a) Dave & Buster's Entertainment, Inc 5
458 (b) Dine Brands Global Inc. 16
571 Domino's Pizza, Inc 169
7,232 (a) DoorDash, Inc 1,335
10,269 (a) DraftKings, Inc 259
1,159 (a) Driven Brands Holdings, Inc 16
787 (a) Duolingo, Inc 91
2,527 (a) Dutch Bros, Inc 181
809 (a),(b) El Pollo Loco Holdings, Inc 14
2,179 Expedia Group, Inc 558
723 (a) First Watch Restaurant Group, Inc 9

See Notes to Financial Statements
SHARES DESCRIPTION VALUE (000)
CONSUMER SERVICES (continued)
2,766 (a) Flutter Entertainment plc $ 283
1,502 (a) Frontdoor, Inc 117
4,788 (a) Genius Sports Ltd 29
2,989 (a) Global Business Travel Group I 28
63 (a) Graham Holdings Co 72
420 (a) Grand Canyon Education, Inc 60
1,979 (b) H&R Block, Inc 75
1,080 (a) Hilton Grand Vacations, Inc 57
4,358 Hilton Worldwide Holdings, Inc 1,440
775 (b) Hyatt Hotels Corp 150
494 (a) Inspired Entertainment, Inc 4
2,584 International Game Technology plc 28
410 (a),(b) Jack in the Box, Inc 6
930 (a),(b) KinderCare Learning Cos, Inc 4
2,068 (a) Krispy Kreme, Inc 7
155 (a),(b) Kura Sushi USA, Inc 9
5,654 Las Vegas Sands Corp 261
2,764 (a) Laureate Education, Inc 100
1,004 (a) Liberty Live Holdings, Inc 106
489 (a) Liberty Live Holdings, Inc 49
2,936 (a) Life Time Group Holdings, Inc 120
290 (a) Lincoln Educational Services Corp 14
608 (a) Lindblad Expeditions Holdings, Inc 17
4,187 Marriott International, Inc (Class A) 1,552
316 Marriott Vacations Worldwide Corp 32
271 Matthews International Corp (Class A) 7
13,669 McDonald's Corp 3,695
3,634 (a) MGM Resorts International 174
128 Monarch Casino & Resort, Inc 17
57 Nathan's Famous, Inc 6
1,987 (a) Navan, Inc 45
9,905 (a) Norwegian Cruise Line Holdings Ltd 209
1,416 OneSpaWorld Holdings Ltd 40
792 Papa John's International, Inc 29
3,518 (a) Penn National Gaming, Inc 75
1,210 Perdoceo Education Corp 39
433 Phoenix Education Partners, Inc 14
1,700 (a) Planet Fitness, Inc 89
417 (a),(b) Portillo's, Inc 2
330 RCI Hospitality Holdings, Inc 9
925 Red Rock Resorts, Inc 60
6,619 Restaurant Brands International, Inc 480
4,910 Royal Caribbean Cruises Ltd 1,559
1,353 (a) Rush Street Interactive, Inc 40
10,188 (a) Sabre Corp 21
771 (a),(b) SeaWorld Entertainment, Inc 37
1,013 (a),(b) Serve Robotics, Inc 7
2,521 Service Corp International 191
766 (a) Shake Shack, Inc 43
3,581 (a) SHARPLINK,Inc 17
2,208 (a) Six Flags Entertainment Corp 47
22,222 Starbucks Corp 2,271
125 Strategic Education, Inc 10
808 (a) Stride, Inc 70
558 Super Group SGHC Ltd 8
2,381 (a) Sweetgreen, Inc 21
829 (a) Target Hospitality Corp 17
1,383 Texas Roadhouse, Inc (Class A) 267
820 Travel & Leisure Co 63
941 (a) Universal Technical Institute, Inc 40
783 (b) Vail Resorts, Inc 107
679 (a) Viad Corp 38

Stock Index

See Notes to Financial Statements
Portfolio of Investments June 30, 2026
(continued)
SHARES DESCRIPTION VALUE (000)
CONSUMER SERVICES (continued)
3,229 (a) Viking Holdings Ltd $ 338
652 (b) Wendy's Co 5
529 Wingstop, Inc 92
1,659 Wyndham Hotels & Resorts, Inc 140
1,733 Wynn Resorts Ltd 168
371 (a) Xponential Fitness, Inc 3
5,114 Yum! Brands, Inc 818
TOTAL CONSUMER SERVICES 25,926
CONSUMER STAPLES DISTRIBUTION & RETAIL - 1.7%
6,283 Albertsons Cos, Inc 85
383 Andersons, Inc 26
2,453 (a) BJ's Wholesale Club Holdings, Inc 214
750 Casey's General Stores, Inc 596
776 (a) Chefs' Warehouse, Inc 75
8,556 Costco Wholesale Corp 8,004
4,397 Dollar General Corp 506
3,618 (a) Dollar Tree, Inc 438
2,474 (a),(b) Grocery Outlet Holding Corp 25
202 (a) Ingles Markets, Inc (Class A) 18
10,774 Kroger Co 598
3,470 (a) Maplebear, Inc 164
345 Natural Grocers by Vitamin Cottage, Inc 11
2,937 (a) Performance Food Group Co 328
553 (a) Pricesmart, Inc 108
1,625 (a) Sprouts Farmers Market, Inc 137
9,198 Sysco Corp 769
8,864 Target Corp 1,158
1,296 (a) United Natural Foods, Inc 59
4,282 (a) US Foods Holding Corp 438
292 (a) Village Super Market (Class A) 12
84,717 Walmart, Inc 9,595
313 Weis Markets, Inc 24
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 23,388
ENERGY - 3.1%
6,664 Antero Midstream Corp 152
6,098 (a) Antero Resources Corp 214
6,964 APA Corp 227
3,123 Archrock, Inc 127
577 Ardmore Shipping Corp 8
1,601 (b) Atlas Energy Solutions, Inc 27
19,256 Baker Hughes Co 1,069
700 (a) BKV Corp 19
4,580 (a),(b) Borr Drilling Ltd 19
510 Bristow Group, Inc 21
1,403 Cactus, Inc 72
1,532 California Resources Corp 81
1,491 (a) Calumet, Inc 54
274 (a),(b) Centrus Energy Corp 46
4,087 Cheniere Energy, Inc 977
4,441 Chesapeake Energy Corp 405
35,879 Chevron Corp 5,947
921 Chord Energy Corp 105
4,074 (a) Clean Energy Fuels Corp 8
3,082 (a) CNX Resources Corp 105
1,609 (a) Comstock Resources, Inc 24
23,816 ConocoPhillips 2,476
61 (b) Core Laboratories, Inc 1
737 Core Natural Resources, Inc 59
734 Crescent Energy Co 7
875 CVR Energy, Inc 24
535 Delek US Holdings, Inc 27
22,011 Devon Energy Corp 909

See Notes to Financial Statements
SHARES DESCRIPTION VALUE (000)
ENERGY (continued)
3,145 DHT Holdings, Inc $ 52
3,740 Diamondback Energy, Inc 657
1,119 (a) Diversified Energy Co 16
1,083 Dorian LPG Ltd 38
1,899 DT Midstream, Inc 279
3,799 (a),(b) Encore Energy Corp 5
4,018 (a),(b) Energy Fuels, Inc 58
10,288 (a) EOG Resources, Inc 1,335
12,156 EQT Corp 646
3,165 Evolution Petroleum Corp 12
428 Excelerate Energy, Inc 16
1,917 (a) Expro Group Holdings NV 28
80,411 Exxon Mobil Corp 10,994
691 (b) FLEX LNG Ltd 19
747 Flowco Holdings, Inc 16
128 (a) Forum Energy Technologies, Inc 6
954 (a) FutureFuel Corp 4
1,739 Golar LNG Ltd 87
2,448 Granite Ridge Resources, Inc 11
1,490 (a) Green Plains, Inc 23
278 (a) Gulfport Energy Operating Corp 47
16,863 Halliburton Co 572
1,956 (a) Helix Energy Solutions Group, Inc 17
1,816 (a) Helmerich & Payne, Inc 59
2,849 HF Sinclair Corp 198
1,195 (a) Innovex International, Inc 30
803 International Seaways, Inc 62
37,981 Kinder Morgan, Inc 1,214
958 Kinetik Holdings, Inc 46
1,925 Kodiak Gas Services, Inc 145
4,919 (a) Kosmos Energy Ltd 10
2,288 Liberty Energy, Inc 60
3,276 Magnolia Oil & Gas Corp 84
5,745 Marathon Petroleum Corp 1,469
1,892 Matador Resources Co 94
2,664 Murphy Oil Corp 87
238 (a),(b) Nabors Industries Ltd 20
87 Nacco Industries, Inc (Class A) 4
1,312 (a) National Energy Services Reunited Corp 39
696 Navigator Holdings Ltd 13
2,786 (a),(b) NextDecade Corp 21
2,731 (b) Noble Corp plc 102
4,171 (b) Nordic American Tankers Ltd 23
897 Northern Oil and Gas, Inc 16
5,962 NOV, Inc 111
13,969 Occidental Petroleum Corp 678
2,352 (a) Oceaneering International, Inc 95
2,073 (a) Oil States International, Inc 17
12,571 ONEOK, Inc 1,093
5,943 Ovintiv, Inc 313
617 (a) Par Pacific Holdings, Inc 35
7,160 Patterson-UTI Energy, Inc 66
1,615 PBF Energy, Inc 74
1,909 Peabody Energy Corp 44
15,047 Permian Resources Corp 277
7,706 Phillips 66 1,303
17 (a) PrimeEnergy Corp 3
351 (a) ProPetro Holding Corp 5
5,158 Range Resources Corp 192
1,251 Ranger Energy Services, Inc 20
642 (a) Rex American Resources Corp 29
257 Riley Exploration Permian, Inc 8

Stock Index

See Notes to Financial Statements
Portfolio of Investments June 30, 2026
(continued)
SHARES DESCRIPTION VALUE (000)
ENERGY (continued)
2,256 RPC, Inc $ 13
2,444 (a),(b) Sable Offshore Corp 8
792 SandRidge Energy, Inc 11
29,198 Schlumberger Ltd 1,357
984 Scorpio Tankers, Inc 68
2,348 (a) SEACOR Marine Holdings, Inc 18
633 (a) Seadrill Ltd 24
1,587 Select Water Solutions, Inc 32
2,365 SFL Corp Ltd 24
4,014 SM Energy Co 105
886 Solaris Oilfield Infrastructure, Inc 71
656 (a) Summit Midstream Corp 19
1,668 (a) Talos Energy, Inc 22
4,133 Targa Resources Corp 1,108
7,264 TechnipFMC plc 482
2,111 Teekay Corp Ltd 21
468 Teekay Tankers Ltd 30
3,440 (a) Tetra Technologies, Inc 39
1,129 Texas Pacific Land Corp 494
1,174 (a) Tidewater, Inc 78
16,110 (a) Transocean Ltd 79
7,605 (a) Uranium Energy Corp 81
7,250 (a) Ur-Energy, Inc 10
1,428 Vaalco Energy, Inc 7
1,385 (a) Valaris Ltd 101
5,777 Valero Energy Corp 1,505
3,311 Viper Energy, Inc 140
758 (b) Vitesse Energy, Inc 12
3,587 W&T Offshore, Inc 11
1,619 Weatherford International plc 132
23,547 Williams Cos, Inc 1,750
1,194 (b) World Fuel Services Corp 39
TOTAL ENERGY 44,198
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 2.1%
3,091 Acadia Realty Trust 65
2,147 Agree Realty Corp 163
113 Alexander's, Inc 31
3,622 Alexandria Real Estate Equities, Inc 191
276 Alpine Income Property Trust, Inc 6
241 American Assets Trust, Inc 6
3,777 American Healthcare REIT, Inc 197
6,548 American Homes 4 Rent 219
9,102 American Tower Corp 1,489
4,194 Americold Realty Trust, Inc 66
4,180 Apple Hospitality REIT, Inc 70
1,658 Armada Hoffler Properties, Inc 12
2,711 AvalonBay Communities, Inc 512
3,466 Boston Properties, Inc 230
1,555 Braemar Hotels & Resorts, Inc 3
3,704 (a) Brandywine Realty Trust 12
5,301 Brixmor Property Group, Inc 167
3,711 Broadstone Net Lease, Inc 77
552 BRT Apartments Corp 8
2,093 Camden Property Trust 240
4,081 CareTrust REIT, Inc 165
353 CBL & Associates Properties, Inc 19
460 Centerspace 26
1,449 Chatham Lodging Trust 19
295 (a) Chiron Real Estate, Inc 11
753 Community Healthcare Trust, Inc 14
2,460 Corporate Office Properties Trust 90
3,658 Cousins Properties, Inc 110

See Notes to Financial Statements
SHARES DESCRIPTION VALUE (000)
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) (continued)
8,634 Crown Castle, Inc $ 654
631 CTO Realty Growth, Inc 14
4,946 CubeSmart 197
1,883 Curbline Properties Corp 57
3,732 DiamondRock Hospitality Co 45
6,810 Digital Realty Trust, Inc 1,223
1,873 Diversified Healthcare Trust 17
3,158 (b) Douglas Emmett, Inc 37
689 Easterly Government Properties, Inc 17
880 EastGroup Properties, Inc 178
3,522 Empire State Realty Trust, Inc 19
1,460 EPR Properties 85
1,884 Equinix, Inc 1,964
3,742 Equity Lifestyle Properties, Inc 241
7,617 Equity Residential 517
4,151 Essential Properties Realty Trust, Inc 124
1,249 Essex Property Trust, Inc 364
4,146 Extra Space Storage, Inc 602
967 (a) Farmland Partners, Inc 9
1,812 Federal Realty Investment Trust 224
4,008 (a) Fermi, Inc 37
2,421 First Industrial Realty Trust, Inc 148
450 Four Corners Property Trust, Inc 11
985 FrontView REIT, Inc 20
5,086 Gaming and Leisure Properties, Inc 226
1,083 Getty Realty Corp 36
942 Gladstone Commercial Corp 12
815 Gladstone Land Corp 7
2,111 (a) Global Net Lease, Inc 19
6,539 Healthcare Realty Trust, Inc 132
13,548 Healthpeak Properties, Inc 290
2,129 Highwoods Properties, Inc 64
13,253 Host Hotels & Resorts Inc 314
514 (a) Hudson Pacific Properties, Inc 8
4,575 Independence Realty Trust, Inc 76
2,564 Industrial Logistics Properties Trust 23
533 (b) Innovative Industrial Properties, Inc 33
1,511 InvenTrust Properties Corp 54
11,571 Invitation Homes, Inc 350
5,810 Iron Mountain, Inc 734
901 Janus Living, Inc 26
577 (b) JBG SMITH Properties 8
2,453 Kilroy Realty Corp 92
12,909 Kimco Realty Corp 327
3,383 Kite Realty Group Trust 96
1,641 Lamar Advertising Co 256
872 Lineage, Inc 38
947 LTC Properties, Inc 36
946 LXP Industrial Trust 51
6,081 Macerich Co 153
9,859 (b) Medical Properties Trust, Inc 46
2,258 Mid-America Apartment Communities, Inc 314
2,789 Millrose Properties, Inc 84
812 National Health Investors, Inc 62
867 (a) National Healthcare Properties, Inc 13
3,664 National Retail Properties, Inc 170
1,955 National Storage Affiliates Trust 87
336 NET Lease Office Properties 4
1,788 NETSTREIT Corp 38
662 NexPoint Residential Trust, Inc 18
5,436 Omega Healthcare Investors, Inc 259
574 One Liberty Properties, Inc 14

Stock Index

See Notes to Financial Statements
Portfolio of Investments June 30, 2026
(continued)
SHARES DESCRIPTION VALUE (000)
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) (continued)
2,956 Outfront Media, Inc $ 97
2,943 Park Hotels & Resorts, Inc 42
1,145 Pebblebrook Hotel Trust 22
1,990 Phillips Edison & Co, Inc 83
3,343 (a) Piedmont Office Realty Trust, Inc 31
1,168 (b) Postal Realty Trust, Inc 29
17,926 Prologis, Inc 2,428
3,152 Public Storage, Inc 1,003
4,941 Rayonier, Inc 105
18,655 Realty Income Corp 1,156
3,429 Regency Centers Corp 273
5,133 Rexford Industrial Realty, Inc 172
2,146 RLJ Lodging Trust 25
1,402 Ryman Hospitality Properties, Inc 180
4,837 Sabra Health Care REIT, Inc 94
830 Safehold, Inc 13
392 (a) Saul Centers, Inc 15
2,138 SBA Communications Corp 377
742 Service Properties Trust 1
6,055 Simon Property Group, Inc 1,354
1,512 SITE Centers Corp 6
1,278 (b) SL Green Realty Corp 66
612 Smartstop Self Storage REIT, Inc 20
3,739 STAG Industrial, Inc 142
3,928 Summit Hotel Properties, Inc 28
2,443 Sun Communities, Inc 293
3,477 Sunstone Hotel Investors, Inc 40
2,417 Tanger Factory Outlet Centers, Inc 95
2,271 Terreno Realty Corp 147
6,334 UDR, Inc 253
994 UMH Properties, Inc 15
294 Universal Health Realty Income Trust 13
2,462 Urban Edge Properties 56
9,540 Ventas, Inc 847
19,005 (d) VICI Properties, Inc 505
3,875 Vornado Realty Trust 152
13,629 (d) Welltower, Inc 3,093
14,273 Weyerhaeuser Co 342
1,293 Whitestone REIT 25
4,363 WP Carey, Inc 312
994 Xenia Hotels & Resorts, Inc 20
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 29,562
FINANCIAL SERVICES - 6.7%
4,468 (a),(b) Acacia Research (Acacia Technologies) 21
421 Affiliated Managers Group, Inc 142
5,294 (a) Affirm Holdings, Inc 432
21,927 (b) AGNC Investment Corp 239
315 Alerus Financial Corp 10
5,402 Ally Financial, Inc 248
10,244 American Express Co 3,465
1,675 Ameriprise Financial, Inc 768
14,091 Annaly Capital Management, Inc 315
3,041 (b) Apollo Commercial Real Estate Finance, Inc 33
8,236 Apollo Global Management, Inc 974
3,729 (b) Arbor Realty Trust, Inc 20
1,014 (b) Ares Commercial Real Estate Corp 5
3,844 Ares Management Corp 428
1,757 (a),(b) ARMOUR Residential REIT, Inc 31
1,225 Artisan Partners Asset Management, Inc 42
249 (a) Atlanticus Holdings Corp 25
437 (a),(b) Bakkt Holdings, Inc 3
167 Banco Latinoamericano de Exportaciones S.A. (Class E) 10

See Notes to Financial Statements
SHARES DESCRIPTION VALUE (000)
FINANCIAL SERVICES (continued)
13,005 Bank of New York Mellon Corp $ 1,881
35,939 (a) Berkshire Hathaway, Inc 17,984
5,899 BGC Group, Inc 63
2,958 BlackRock, Inc 2,844
3,077 (b) Blackstone Mortgage Trust, Inc 52
14,541 Blackstone, Inc 1,711
10,168 (a) Block, Inc 773
13,329 Blue Owl Capital, Inc 117
779 Bread Financial Holdings, Inc 84
540 Brightsphere Investment Group, Inc 39
3,033 BrightSpire Capital, Inc 17
6,967 Brookfield Asset Management Ltd 312
643 (a),(b) Bullish 15
4,774 Burford Capital Ltd 20
1,278 Cannae Holdings, Inc 18
12,029 Capital One Financial Corp 2,413
5,682 Carlyle Group, Inc 239
576 Cass Information Systems, Inc 30
2,088 Cboe Global Markets, Inc 507
31,523 Charles Schwab Corp 2,909
216 Chicago Atlantic Real Estate Finance, Inc 2
5,072 (a) Chime Financial, Inc 104
1,947 (b) Chimera Investment Corp 26
2,359 (a) Claros Mortgage Trust, Inc 6
7,109 CME Group, Inc 1,570
602 Cohen & Steers, Inc 46
4,431 (a) Coinbase Global, Inc 648
1,463 (a) Compass Diversified Trust 16
5,247 Corebridge Financial, Inc 150
1,245 (a) Corpay, Inc 415
43 (a) Credit Acceptance Corp 27
172 (a) Dave, Inc 64
3,807 DigitalBridge Group, Inc 60
1,735 Dlocal Ltd 23
445 (a) Donnelley Financial Solutions, Inc 19
2,280 Dynex Capital, Inc 30
1,030 Ellington Financial, Inc 14
215 Enact Holdings, Inc 10
78 (a) Encore Capital Group, Inc 7
464 (a) Enova International, Inc 112
5,463 Equitable Holdings, Inc 240
1,087 Essent Group Ltd 70
438 (a) Euronet Worldwide, Inc 32
716 Evercore Partners, Inc (Class A) 244
716 EVERTEC, Inc 20
830 Factset Research Systems, Inc 191
120 Federal Agricultural Mortgage Corp 24
9,821 Fidelity National Information Services, Inc 382
2,762 (a) Figure Technology Solutions, Inc 85
848 FirstCash Holdings, Inc 183
10,764 (a) Fiserv, Inc 528
2,549 (a) Flywire Corp 45
621 (b) Franklin BSP Realty Trust, Inc 5
5,235 Franklin Resources, Inc 174
385 (a),(b) Freedom Holding Corp 50
3,649 (a) Galaxy Digital, Inc 100
559 GCM Grosvenor, Inc 7
4,457 Global Payments, Inc 323
5,592 Goldman Sachs Group, Inc 5,656
1,775 (a) Green Dot Corp 24
904 Hamilton Lane, Inc 71
2,171 Hannon Armstrong Sustainable Infrastructure Capital, Inc 85

Stock Index

See Notes to Financial Statements
Portfolio of Investments June 30, 2026
(continued)
SHARES DESCRIPTION VALUE (000)
FINANCIAL SERVICES (continued)
1,184 Houlihan Lokey, Inc $ 159
8,616 Interactive Brokers Group, Inc (Class A) 750
10,975 Intercontinental Exchange, Inc 1,351
677 (a) International Money Express, Inc 10
7,952 Invesco Ltd 210
645 Invesco Mortgage Capital, Inc 5
1,405 Jack Henry & Associates, Inc 194
1,213 Jackson Financial, Inc 124
3,358 Jefferies Financial Group, Inc 168
1,077 Jefferson Capital, Inc 21
13,389 KKR & Co, Inc 1,229
933 (b) KKR Real Estate Finance Trust, Inc 6
2,645 Ladder Capital Corp 26
2,463 Lazard, Inc 103
2,865 (a) LendingClub Corp 59
334 (a) LendingTree, Inc 15
1,630 LPL Financial Holdings, Inc 459
1,186 Marex Group plc 72
603 MarketAxess Holdings, Inc 68
8,366 (a) Marqeta, Inc 34
15,638 Mastercard, Inc (Class A) 8,032
77 Merchants Bancorp 4
2,348 (b) MFA Financial, Inc 23
3,981 MGIC Investment Corp 112
1,458 (a) Miami International Holdings, Inc 54
1,603 Moelis & Co 105
2,932 Moody's Corp 1,328
21,687 Morgan Stanley 4,533
514 Morningstar, Inc 80
1,378 MSCI, Inc (Class A) 772
8,903 Nasdaq Stock Market, Inc 702
609 Navient Corp 5
1,078 (a) NCR Corp ATM 47
249 Nelnet, Inc (Class A) 33
619 (a) NerdWallet, Inc 6
2,274 (b) New York Mortgage Trust, Inc 21
156 (b) Nexpoint Real Estate Finance, Inc 2
1,313 (a) NMI Holdings, Inc 54
3,586 Northern Trust Corp 623
436 (a) Ocwen Financial Corp 17
2,252 OneMain Holdings, Inc 137
3,011 (a) Open Lending Corp 9
651 (b) Orchid Island Capital, Inc 5
1,141 (b) P10, Inc 9
3,836 Pagseguro Digital Ltd 35
1,422 Patria Investments Ltd 16
1,134 (a) Paymentus Holdings, Inc 27
5,249 (a) Payoneer Global, Inc 37
17,492 PayPal Holdings, Inc 755
1,007 (a),(b) Paysafe Ltd 8
313 PennyMac Financial Services, Inc 27
2,070 (a),(b) PennyMac Mortgage Investment Trust 23
745 Perella Weinberg Partners 12
1,676 Piper Sandler Cos 121
473 PJT Partners, Inc 71
684 (a) PRA Group, Inc 13
750 PROG Holdings, Inc 35
2,308 Radian Group, Inc 87
3,450 Raymond James Financial, Inc 525
3,562 Ready Capital Corp 6
2,761 Redwood Trust, Inc 13
383 Regional Management Corp 16

See Notes to Financial Statements
SHARES DESCRIPTION VALUE (000)
FINANCIAL SERVICES (continued)
3,564 (a) Remitly Global, Inc $ 80
2,014 (a) Repay Holdings Corp 8
8,392 (a),(b) Rithm Capital Corp 79
15,146 (a) Robinhood Markets, Inc 1,519
17,173 (a) Rocket Cos, Inc 270
44 (b) Runway Growth Finance Corp   0^
5,773 S&P Global, Inc 2,351
2,204 (a) Security National Financial Corp 21
1,844 SEI Investments Co 162
319 (a),(b) Sezzle, Inc 55
1,450 (a),(b) Shift4 Payments, Inc 71
175 Silvercrest Asset Management Group, Inc 2
3,058 SLM Corp 79
24,786 (a) SoFi Technologies, Inc 444
4,340 Starwood Property Trust, Inc 71
5,224 State Street Corp 886
1,257 StepStone Group, Inc 52
3,276 Stifel Financial Corp 229
3,299 StoneCo Ltd 36
1,416 (a) StoneX Group, Inc 168
6,223 Synchrony Financial 473
4,156 T Rowe Price Group, Inc 473
9,750 (a) Toast, Inc 271
1,884 TPG RE Finance Trust, Inc 16
2,829 TPG, Inc 115
2,265 Tradeweb Markets, Inc 226
2,103 Two Harbors Investment Corp 26
1,821 (a),(b) Upstart Holdings, Inc 65
2,181 (b) UWM Holdings Corp 5
705 (a) Velocity Financial, Inc 13
711 Victory Capital Holdings, Inc 60
1,614 Virtu Financial, Inc 96
76 (a) Virtus Investment Partners, Inc 11
31,911 Visa, Inc (Class A) 10,948
1,621 Voya Financial, Inc 147
771 Walker & Dunlop, Inc 42
1,032 (a) Waterstone Financial, Inc 21
5,640 (a) Webull Corp 37
5,981 (b) Western Union Co 46
434 (a) WEX, Inc 61
2,601 WisdomTree, Inc 44
160 (a) World Acceptance Corp 36
8,308 XP, Inc 135
TOTAL FINANCIAL SERVICES 94,680
FOOD, BEVERAGE & TOBACCO - 1.9%
129 (a) Alico, Inc 5
32,010 Altria Group, Inc 2,303
9,157 Archer-Daniels-Midland Co 700
1,674 B&G Foods, Inc (Class A) 7
206 (a) Boston Beer Co, Inc (Class A) 36
953 (b) Brown-Forman Corp (Class A) 26
3,244 Brown-Forman Corp (Class B) 86
2,584 Bunge Global S.A. 276
993 Cal-Maine Foods, Inc 80
2,786 (b) Campbell Soup Co 62
3,595 (a) Celsius Holdings, Inc 105
74,556 Coca-Cola Co 6,059
1,095 Coca-Cola Consolidated Inc 209
6,286 ConAgra Brands, Inc 85
2,872 Constellation Brands, Inc (Class A) 399
2,767 (a) Darling International, Inc 151
614 Dole plc 8

Stock Index

See Notes to Financial Statements
Portfolio of Investments June 30, 2026
(continued)
SHARES DESCRIPTION VALUE (000)
FOOD, BEVERAGE & TOBACCO (continued)
493 (b) Flowers Foods, Inc $ 4
1,252 (a),(b) Forafric Global plc 13
709 Fresh Del Monte Produce, Inc 20
1,117 (a) Freshpet, Inc 66
9,964 General Mills, Inc 347
2,849 Hershey Co 500
5,709 Hormel Foods Corp 142
1,157 Ingredion, Inc 110
308 J&J Snack Foods Corp 23
2,234 J.M. Smucker Co 251
6,366 JBS NV 75
368 John B Sanfilippo & Son, Inc 32
25,305 Keurig Dr Pepper, Inc 828
16,984 Kraft Heinz Co 401
2,865 Lamb Weston Holdings, Inc 124
383 Lancaster Colony Corp 44
717 (a) MamaMancini's Holdings, Inc 13
4,625 McCormick & Co, Inc 233
476 MGP Ingredients, Inc 8
1,254 (a),(b) Mission Produce, Inc 15
1,929 Molson Coors Brewing Co (Class B) 75
24,876 Mondelez International, Inc 1,439
13,473 (a) Monster Beverage Corp 1,295
607 (a) National Beverage Corp 19
26,374 PepsiCo, Inc 3,571
30,180 Philip Morris International, Inc 5,460
599 Pilgrim's Pride Corp 17
744 (a) Post Holdings, Inc 66
5,610 Primo Brands Corp 137
5 Seaboard Corp 22
226 (a) Seneca Foods Corp 39
2,221 (a) Simply Good Foods Co 29
539 Smithfield Foods, Inc 13
310 Turning Point Brands, Inc 26
5,567 Tyson Foods, Inc (Class A) 319
612 (a) Universal Corp 32
1,426 Utz Brands, Inc 11
630 (a) Vita Coco Co, Inc 42
689 (a),(b) Vital Farms, Inc 8
TOTAL FOOD, BEVERAGE & TOBACCO 26,466
HEALTH CARE EQUIPMENT & SERVICES - 3.1%
33,840 Abbott Laboratories 3,071
1,988 (a) Acadia Healthcare Co, Inc 59
2,296 (a) AdaptHealth Corp 24
409 (a) Addus HomeCare Corp 41
295 (a) agilon health, Inc 32
1,267 (a) Align Technology, Inc 214
3,890 (a) Alignment Healthcare, Inc 93
2,458 (a) Alphatec Holdings, Inc 21
3,648 AmerisourceBergen Corp 1,032
986 (a) AMN Healthcare Services, Inc 32
1,310 (a) Angiodynamics, Inc 17
1,556 (a) Anteris Technologies Global Corp 15
1,046 (a) Apollo Medical Holdings, Inc 49
1,229 (a) AtriCure, Inc 34
1,650 (a) Avanos Medical, Inc 41
1,345 (a) Aveanna Healthcare Holdings, Inc 11
1,009 (a) Axogen, Inc 47
9,523 Baxter International, Inc 203
5,551 Becton Dickinson & Co 840
887 (a) Beta Bionics, Inc 14
1,241 (a) Blade Air Mobility, Inc 7

See Notes to Financial Statements
SHARES DESCRIPTION VALUE (000)
HEALTH CARE EQUIPMENT & SERVICES (continued)
28,957 (a) Boston Scientific Corp $ 1,236
3,109 (a) BrightSpring Health Services, Inc 217
3,295 (a) Brookdale Senior Living, Inc 53
4,663 (a) Butterfly Network, Inc 39
4,474 Cardinal Health, Inc 1,063
627 (a) Castle Biosciences, Inc 15
9,546 (a) Centene Corp 613
521 (a) Ceribell, Inc 10
3,092 (a) Certara, Inc 20
4,212 (a) Cerus Corp 12
220 Chemed Corp 102
4,972 Cigna Group 1,371
8,725 (a) Clover Health Investments Corp 46
2,247 Concentra Group Holdings Parent, Inc 67
671 Conmed Corp 22
4,011 (a) Cooper Cos, Inc 288
567 (a) Corvel Corp 35
1,273 (a) Cross Country Healthcare, Inc 17
1,250 (a) CryoLife, Inc 28
24,656 CVS Health Corp 2,551
500 (a) DaVita, Inc 111
2,281 Dentsply Sirona, Inc 24
7,242 (a) DexCom, Inc 488
2,649 (a) Doximity, Inc 55
10,688 (a) Edwards Lifesciences Corp 967
4,240 Elevance Health, Inc 1,640
286 Embecta Corp 1
2,177 Encompass Health Corp 220
1,154 (a) Enovis Corp 24
1,078 Ensign Group, Inc 173
3,894 (a) Envista Holdings Corp 103
516 (a) Establishment Labs Holdings, Inc 44
2,165 (a) Evolent Health, Inc 12
604 (a) Fulgent Genetics, Inc 12
9,057 GE HealthCare Technologies, Inc 580
277 (a) GeneDx Holdings Corp 19
945 (a) Glaukos Corp 132
2,133 (a) Globus Medical, Inc 168
2,486 (a) Guardant Health, Inc 373
520 (a) Guardian Pharmacy Services, Inc 22
967 (a) Haemonetics Corp 72
2,917 HCA, Inc 1,137
1,571 (a) HealthEquity, Inc 142
9 HealthStream, Inc   0^
1,531 (a) HeartFlow, Inc 45
1,843 (a) Henry Schein, Inc 154
3,852 (a),(b) Hims & Hers Health, Inc 134
796 (a) Hinge Health, Inc 66
2,307 Humana, Inc 916
313 (a) ICU Medical, Inc 46
1,544 (a) IDEXX Laboratories, Inc 813
316 (a) Innovage Holding Corp 4
672 (a) Inogen, Inc 4
734 (a) Inspire Medical Systems, Inc 33
1,449 (a) Insulet Corp 221
638 (a) Integer Holdings Corp 60
241 (a) Integra LifeSciences Holdings Corp 4
6,823 (a) Intuitive Surgical, Inc 2,713
402 iRadimed Corp 38
689 (a) iRhythm Technologies, Inc 82
510 (a) Kestra Medical Technologies Ltd 13
1,603 Labcorp Holdings, Inc 449

Stock Index

See Notes to Financial Statements
Portfolio of Investments June 30, 2026
(continued)
SHARES DESCRIPTION VALUE (000)
HEALTH CARE EQUIPMENT & SERVICES (continued)
1,244 (a) Lantheus Holdings, Inc $ 138
562 LeMaitre Vascular, Inc 54
796 (a),(b) LifeMD, Inc 3
1,759 (a) LifeStance Health Group, Inc 19
874 (a) LivaNova plc 72
2,367 McKesson Corp 1,788
8,760 (a) Medline, Inc 345
25,049 Medtronic plc 1,960
1,360 (a) Merit Medical Systems, Inc 94
1,041 (a) Molina Healthcare, Inc 238
212 National Healthcare Corp 45
357 National Research Corp 8
656 (a) Nektar Therapeutics 46
5,732 (a) Neogen Corp 51
3,250 (a) NeoGenomics, Inc 47
2,637 (a) Novocure Ltd 40
96 (a),(b) Nutex Health, Inc 16
678 (a) Omada Health, Inc 15
437 (a) Omnicell, Inc 18
13,300 (a),(b) Opko Health, Inc 20
2,731 (a) Option Care Health, Inc 57
2,181 (a) OraSure Technologies, Inc 10
945 (a) Orthofix Medical, Inc 9
357 (a) OrthoPediatrics Corp 7
2,217 (a) Owens & Minor, Inc 8
593 (a) PACS Group, Inc 25
1,877 (a) Pediatrix Medical Group, Inc 48
942 (a) Pennant Group, Inc 35
701 (a) Penumbra, Inc 221
1,246 (a) Phreesia, Inc 13
2,886 (a) Privia Health Group, Inc 74
1,135 (a),(b) PROCEPT BioRobotics Corp 26
389 (a) Progyny, Inc 11
324 (a),(b) Pulse Biosciences, Inc 9
2,034 Quest Diagnostics, Inc 431
1,394 (a) QuidelOrtho Corp 24
1,510 (a) RadNet, Inc 93
2,918 Resmed, Inc 569
558 (a) RxSight, Inc 3
448 (a) Sanara Medtech, Inc 11
1,342 (a) Schrodinger, Inc 22
1,967 Select Medical Holdings Corp 32
815 (a) SI-BONE, Inc 13
414 Simulations Plus, Inc 8
2,492 (a) Solventum Corp 192
549 (a) Sonida Senior Living, Inc 22
1,339 (a) STAAR Surgical Co 38
1,910 STERIS plc 402
1,211 (a),(b) Strive, Inc 13
6,700 Stryker Corp 2,109
1,791 (a) Surgery Partners, Inc 30
468 (a) Tactile Systems Technology, Inc 14
2,737 (a) Talkspace, Inc 14
1,480 (a) Tandem Diabetes Care, Inc 22
4,752 (a),(b) Teladoc Health, Inc 40
704 Teleflex, Inc 89
1,612 (a) Tenet Healthcare Corp 302
719 (a),(b) TransMedics Group, Inc 48
105 (a) UFP Technologies, Inc 28
17,443 UnitedHealth Group, Inc 7,250
893 Universal Health Services, Inc (Class B) 133
468 US Physical Therapy, Inc 32

See Notes to Financial Statements
SHARES DESCRIPTION VALUE (000)
HEALTH CARE EQUIPMENT & SERVICES (continued)
149 Utah Medical Products, Inc $ 10
1,492 (a) Varex Imaging Corp 16
2,980 (a) Veeva Systems, Inc 529
1,971 (a) Waystar Holding Corp 40
3,433 Zimmer Biomet Holdings, Inc 296
TOTAL HEALTH CARE EQUIPMENT & SERVICES 44,461
HOUSEHOLD & PERSONAL PRODUCTS - 0.8%
2,778 (a) BellRing Brands, Inc 36
400 (a) Central Garden & Pet Co 18
375 (a) Central Garden and Pet Co (Class A) 14
1,128 (a) ChromaDex Corp 4
4,827 Church & Dwight Co, Inc 468
2,353 Clorox Co 225
15,209 Colgate-Palmolive Co 1,394
9,161 (a),(b) Coty, Inc 20
1,010 Edgewell Personal Care Co 27
1,083 (a) elf Beauty, Inc 80
952 Energizer Holdings, Inc 20
4,562 Estee Lauder Cos (Class A) 360
622 (a) Herbalife Ltd 8
2,283 (a) Honest Co, Inc 8
345 Inter Parfums, Inc 39
37,020 Kenvue, Inc 707
6,579 Kimberly-Clark Corp 722
537 (a) Nature's Sunshine Products, Inc 12
142 Nu Skin Enterprises, Inc (Class A) 1
214 (a) Oil-Dri Corp of America 22
3,350 (a),(b) Olaplex Holdings, Inc 7
44,837 Procter & Gamble Co 6,575
116 Reynolds Consumer Products, Inc 3
637 Spectrum Brands Holdings, Inc 55
426 (a) USANA Health Sciences, Inc 9
292 (a) WD-40 Co 71
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 10,905
INSURANCE - 1.7%
1,168 (a) Accelerant Holdings 14
8,892 Aflac, Inc 1,043
4,912 Allstate Corp 1,169
1,747 (a) AMBAC Financial Group, Inc 11
1,104 American Financial Group, Inc 155
1,028 American Integrity Insurance Group, Inc 19
10,405 American International Group, Inc 775
150 Amerisafe, Inc 5
4,065 Aon plc 1,348
6,706 (a) Arch Capital Group Ltd 651
967 Assurant, Inc 260
735 Assured Guaranty Ltd 59
1,040 Axis Capital Holdings Ltd 112
628 (a) Bowhead Specialty Holdings, Inc 19
444 (a) Brighthouse Financial, Inc 28
5,761 Brown & Brown, Inc 370
1,510 (a) BRP Group, Inc 40
6,748 Chubb Ltd 2,299
2,973 Cincinnati Financial Corp 550
2,521 (a),(b) Citizens, Inc (Class A) 14
125 CNA Financial Corp 6
1,789 CNO Financial Group, Inc 91
319 Crawford & Co 4
406 Donegal Group, Inc (Class A) 8
362 Employers Holdings, Inc 18
716 Everest Re Group Ltd 256
814 F&G Annuities & Life, Inc 22

Stock Index

See Notes to Financial Statements
Portfolio of Investments June 30, 2026
(continued)
SHARES DESCRIPTION VALUE (000)
INSURANCE (continued)
828 Fidelis Insurance Holdings Ltd $ 20
5,313 Fidelity National Financial, Inc 251
1,939 First American Financial Corp 133
4,992 Gallagher (Arthur J.) & Co 1,146
9,101 (a) Genworth Financial, Inc (Class A) 86
1,312 Globe Life, Inc 234
512 (a) Goosehead Insurance, Inc 25
621 (a) Greenlight Capital Re Ltd (Class A) 10
875 Hamilton Insurance Group Ltd 30
684 Hanover Insurance Group, Inc 146
5,237 Hartford Financial Services Group, Inc 694
185 HCI Group, Inc 32
484 (a) Heritage Insurance Holdings, Inc 13
348 (a) Hippo Holdings, Inc 10
624 Horace Mann Educators Corp 32
62 Investors Title Co 17
865 James River Group Holdings, Inc 4
371 Kemper Corp 10
404 (a),(b) Kingsway Financial Services, Inc 4
459 Kinsale Capital Group, Inc 151
1,146 (a) Lemonade, Inc 75
3,350 Lincoln National Corp 118
3,089 Loews Corp 350
251 (a) Markel Corp 490
9,419 Marsh & McLennan Cos, Inc 1,570
2,049 (a) MBIA, Inc 13
284 Mercury General Corp 30
10,553 Metlife, Inc 893
726 (a) Neptune Insurance Holdings, Inc 23
394 (a) NI Holdings, Inc 6
4,224 Old Republic International Corp 173
3,765 (a) Oscar Health, Inc 107
350 (a) Palomar Holdings, Inc 44
567 Primerica, Inc 161
4,396 Principal Financial Group 474
11,408 Progressive Corp 2,492
6,624 Prudential Financial, Inc 715
1,162 Reinsurance Group of America, Inc (Class A) 247
804 RenaissanceRe Holdings Ltd 255
1,239 RLI Corp 73
230 (a) Root, Inc 13
2,077 (b) Ryan Specialty Holdings, Inc 78
192 Safety Insurance Group, Inc 14
1,162 Selective Insurance Group, Inc 113
261 (a) SiriusPoint Ltd 6
648 (a) Skyward Specialty Insurance Group, Inc 38
784 (a) Slide Insurance Holdings, Inc 15
601 Stewart Information Services Corp 40
1,255 Tiptree, Inc 23
4,140 Travelers Cos, Inc 1,367
802 (a) Trupanion, Inc 20
844 United Fire Group, Inc 44
551 Universal Insurance Holdings, Inc 23
3,306 Unum Group 296
4,104 W.R. Berkley Corp 289
54 White Mountains Insurance Group Ltd 112
1,843 Willis Towers Watson plc 482
TOTAL INSURANCE 23,676
MATERIALS - 2.2%
889 AdvanSix, Inc 18
4,277 (a) Air Products & Chemicals, Inc 1,254
2,404 Albemarle Corp 325

See Notes to Financial Statements
SHARES DESCRIPTION VALUE (000)
MATERIALS (continued)
5,065 Alcoa Corp $ 264
4,238 (a) Almonty Industries, Inc 70
82 (a) Alpha Metallurgical Resources, Inc 13
8,786 Amcor plc 381
9,904 AngloGold Ashanti PLC 801
1,387 Aptargroup, Inc 174
4,201 Ardagh Metal Packaging S.A. 20
1,022 Ashland, Inc 67
1,604 (a),(b) ASP Isotopes, Inc 10
1,916 (a) Aspen Aerogels, Inc 12
792 Aura Minerals, Inc 50
1,496 Avery Dennison Corp 243
2,152 Avient Corp 79
4,706 (a) Axalta Coating Systems Ltd 161
625 Balchem Corp 106
5,250 Ball Corp 328
901 Cabot Corp 82
1,082 (b) Caledonia Mining Corp plc 21
2,183 Celanese Corp (Series A) 100
1,274 (a) Century Aluminum Co 59
2,881 CF Industries Holdings, Inc 312
3,126 Chemours Co 64
623 (a) Clearwater Paper Corp 10
9,729 (a) Cleveland-Cliffs, Inc 91
20,623 Coeur Mining, Inc 337
2,149 Commercial Metals Co 135
1,021 (a) Compass Minerals International, Inc 32
2,037 (a) Constellium SE 65
99 (a) Contango ORE, Inc 2
12,848 Corteva, Inc 1,088
13,055 CRH plc 1,397
1,287 (a),(b) Critical Metals Corp 13
2,190 Crown Holdings, Inc 245
14,842 Dow, Inc 406
2,645 (a) DuPont de Nemours, Inc 359
734 Eagle Materials, Inc 165
2,505 Eastman Chemical Co 168
4,875 Ecolab, Inc 1,358
890 (a) Ecovyst, Inc 11
4,374 Element Solutions, Inc 209
680 Elemental Royalty Corp 12
805 (b) FMC Corp 9
28,111 Freeport-McMoRan, Inc (Class B) 1,768
4,701 Graphic Packaging Holding Co 50
563 Greif, Inc (Class A) 42
203 (b) Greif, Inc (Class B) 19
1,239 H.B. Fuller Co 72
461 Hawkins, Inc 65
12,993 Hecla Mining Co 200
3,500 Huntsman Corp 37
1,039 (a) Hycroft Mining Holding Corp 24
484 (a) Idaho Strategic Resources, Inc 16
915 (a) Ingevity Corp 68
586 Innospec, Inc 48
4,952 International Flavors & Fragrances, Inc 392
10,249 International Paper Co 390
362 (a) Intrepid Potash, Inc 12
1,480 (a) Ivanhoe Electric, Inc 14
3,081 (a) James Hardie Industries plc 81
381 Kaiser Aluminum Corp 74
1,339 (a) Knife River Corp 112
197 Koppers Holdings, Inc 9

Stock Index

See Notes to Financial Statements
Portfolio of Investments June 30, 2026
(continued)
SHARES DESCRIPTION VALUE (000)
MATERIALS (continued)
893 Kronos Worldwide, Inc $ 6
8,866 Linde plc 4,601
952 (a) LSB Industries, Inc 10
4,304 LyondellBasell Industries NV 227
1,166 Martin Marietta Materials, Inc 672
321 Materion Corp 95
996 (a) McEwen, Inc 18
322 Minerals Technologies, Inc 24
4,986 Mosaic Co 106
2,470 (a),(b) MP Materials Corp 138
871 Myers Industries, Inc 31
126 NewMarket Corp 100
20,396 Newmont Goldcorp Corp 1,905
3,115 (a) NioCorp Developments Ltd 15
5,415 (a) Novagold Resources, Inc 32
4,298 Nucor Corp 957
731 (a) O-I Glass, Inc 7
2,933 Olin Corp 58
2,087 (a) Orion S.A. 14
1,694 Packaging Corp of America 404
2,133 (a) Perimeter Solutions, Inc 76
995 (a) Perpetua Resources Corp 21
4,354 PPG Industries, Inc 528
2,935 (a),(b) PureCycle Technologies, Inc 24
182 (b) Quaker Chemical Corp 29
646 (a) Ramaco Resources, Inc 9
821 (a) Ranpak Holdings Corp 6
1,744 (a) Rayonier Advanced Materials, Inc 14
995 Reliance Steel & Aluminum Co 372
1,729 Royal Gold, Inc 345
2,679 RPM International, Inc 298
1,267 Ryerson Holding Corp 31
1,637 Schweitzer-Mauduit International, Inc 12
638 Scotts Miracle-Gro Co (Class A) 43
1,015 Sensient Technologies Corp 125
4,523 Sherwin-Williams Co 1,557
1,257 Silgan Holdings, Inc 58
10,546 Smurfit WestRock plc 488
2,837 Solstice Advanced Materials, Inc 251
1,582 Sonoco Products Co 89
1,797 Southern Copper Corp 313
4,204 (a) SSR Mining, Inc 119
2,620 Steel Dynamics, Inc 601
479 Stepan Co 27
2,524 SunCoke Energy, Inc 20
123 (a) Sylvamo Corp 5
1,535 (a) TimkenSteel Corp 29
1,164 (a) Tredegar Corp 9
361 Trimas Corp 16
2,830 Tronox Holdings plc 18
105 United States Lime & Minerals, Inc 11
2,431 (a),(b) US Antimony Corp 18
3,702 (a) USA Rare Earth, Inc 80
2,532 Vulcan Materials Co 747
713 Warrior Met Coal, Inc 58
532 Westlake Chemical Corp 39
858 Worthington Steel, Inc 29
TOTAL MATERIALS 30,554
MEDIA & ENTERTAINMENT - 8.2%
70 (a),(b) Advantage Solutions, Inc 3
91,935 Alphabet, Inc 32,483
112,682 Alphabet, Inc (Class A) 40,269

See Notes to Financial Statements
SHARES DESCRIPTION VALUE (000)
MEDIA & ENTERTAINMENT (continued)
5,652 (a),(b) Altice USA, Inc $ 8
6,627 (a) AMC Entertainment Holdings, Inc 13
921 (a),(b) AMC Networks, Inc 9
1,202 (a) Angi, Inc 7
428 (a),(b) Atlanta Braves Holdings, Inc 24
665 (a) Atlanta Braves Holdings, Inc 35
353 (a) Boston Omaha Corp 5
2,348 (a) Bumble, Inc 8
52 (a) Cable One, Inc 3
1,394 (a) Cargurus, Inc 48
2,223 (a) Cars.com, Inc 24
1,497 (a) Charter Communications, Inc 213
2,354 Cinemark Holdings, Inc 75
7,455 (a) Clear Channel Outdoor Holdings, Inc 18
46 (a) Daily Journal Corp 28
3,008 (a) DoubleVerify Holdings, Inc 33
2,576 (a) EchoStar Corp (Class A) 261
4,656 Electronic Arts, Inc 955
2,637 Entravision Communications Corp (Class A) 34
452 (a) EverQuote, Inc 11
4,226 Fox Corp (Class A) 220
1,992 Fox Corp (Class B) 93
607 (a),(b) fuboTV, Inc 6
4,050 (a) Gannett Co, Inc 35
2,117 Gray Television, Inc 8
828 (a) Grindr, Inc 12
1,501 (a) IAC, Inc 69
405 (a),(b) Ibotta, Inc 14
936 (a) IMAX Corp 37
599 (a) John Wiley & Sons, Inc (Class A) 29
2,066 (a) Liberty Broadband Corp 69
337 (a) Liberty Broadband Corp (Class A) 11
495 (a) Liberty Media Corp-Liberty Formula One (Class A) 43
4,440 (a) Liberty Media Corp-Liberty Formula One (Class C) 422
4,146 (a) Lionsgate Studios Corp 63
3,041 (a) Live Nation, Inc 557
832 (a) Madison Square Garden Entertainment Corp 67
352 (a) Madison Square Garden Sports Corp 141
3,683 (a) Magnite, Inc 70
736 Marcus Corp 17
4,167 (a) Match Group, Inc 159
494 (a) MediaAlpha, Inc 6
42,523 Meta Platforms, Inc 23,953
2,069 National CineMedia, Inc 8
81,220 (a) Netflix, Inc 5,799
2,979 New York Times Co (Class A) 208
7,913 News Corp (Class A) 197
1,917 News Corp (Class B) 54
413 Nexstar Media Group, Inc 74
3,861 (a) Nextdoor Holdings, Inc 9
1,212 (a) NIQ Global Intelligence PLC 11
5,528 Omnicom Group, Inc 403
9,562 (a) Pinterest, Inc 201
2,676 Playtika Holding Corp 10
1,094 (a) PubMatic, Inc 14
1,192 (a) QuinStreet, Inc 17
2,436 (a) Reddit, Inc 423
12,259 (a) ROBLOX Corp 667
2,508 (a) Roku, Inc 346
1,703 (a),(b) RUM Group, Inc 11
293 Scholastic Corp 14
719 Shutterstock, Inc 10

Stock Index

See Notes to Financial Statements
Portfolio of Investments June 30, 2026
(continued)
SHARES DESCRIPTION VALUE (000)
MEDIA & ENTERTAINMENT (continued)
132 Sinclair, Inc $ 2
3,458 Sirius XM Holdings, Inc 102
455 (a) Sphere Entertainment Co 79
3,045 (a) Spotify Technology S.A. 1,398
1,585 (a),(b) Stagwell, Inc 12
403 (a) Starz Entertainment Corp 12
4,254 (a) Stubhub Holdings, Inc 55
2,415 (a) Taboola.com Ltd 12
3,433 (a) Take-Two Interactive Software, Inc 858
708 (a),(b) TechTarget, Inc 3
1,279 TKO Group Holdings, Inc 258
2,932 (a) TripAdvisor, Inc 40
3,797 (a),(b) Trump Media & Technology Group Corp 29
3,009 Versant Media Group, Inc 108
34,181 Walt Disney Co 3,290
45,427 (a) Warner Bros Discovery, Inc 1,211
1,062 (a) Yelp, Inc 26
323 (a) Ziff Davis, Inc 17
1,977 (a),(b) ZipRecruiter, Inc 7
7,616 (a) ZoomInfo Technologies, Inc 22
TOTAL MEDIA & ENTERTAINMENT 116,685
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 6.3%
2,501 (a) 10X Genomics, Inc 96
524 (a) 4D Molecular Therapeutics, Inc 7
34,262 AbbVie, Inc 8,622
2,636 (a) Absci Corp 31
2,591 (a) Acadia Pharmaceuticals, Inc 66
2,258 (a) Aclaris Therapeutics, Inc 12
3,224 (a) Adaptive Biotechnologies Corp 69
988 (a) ADC Therapeutics S.A. 1
4,828 (a) ADMA Biologics, Inc 40
5,517 Agilent Technologies, Inc 733
1,033 (a) Agios Pharmaceuticals, Inc 38
5,405 (a) Akebia Therapeutics, Inc 6
404 (a) Aktis Oncology, Inc 13
1,504 (a) Alector, Inc 3
3,121 (a) Alkermes plc 164
2,417 (a) Allogene Therapeutics, Inc 5
2,533 (a) Alnylam Pharmaceuticals, Inc 763
1,340 (a) Altimmune, Inc 4
499 (a) Alto Neuroscience, Inc 13
1,423 (a) Alumis, Inc 40
10,541 Amgen, Inc 3,817
2,888 (a) Amneal Pharmaceuticals, Inc 50
766 (a) Amphastar Pharmaceuticals, Inc 15
1,192 (a) Amylyx Pharmaceuticals, Inc 21
94 (a) AnaptysBio, Inc 6
1,840 (a),(b) Anavex Life Sciences Corp 5
292 (a) ANI Pharmaceuticals, Inc 24
566 (a) Anika Therapeutics, Inc 8
612 (a) Annexon, Inc 4
859 (a) Apogee Therapeutics, Inc 114
2,057 (a) Aquestive Therapeutics, Inc 9
2,291 (a) Arbutus Biopharma Corp 11
625 (a),(b) Arcturus Therapeutics Holdings, Inc 4
1,321 (a) Arcus Biosciences, Inc 41
2,006 (a) Arcutis Biotherapeutics, Inc 53
5,648 (a) Ardelyx, Inc 29
873 (a) ArriVent Biopharma, Inc 30
2,750 (a) Arrowhead Pharmaceuticals, Inc 224
998 (a),(b) ARS Pharmaceuticals, Inc 8
1,292 (a) Arvinas, Inc 11

See Notes to Financial Statements
SHARES DESCRIPTION VALUE (000)
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (continued)
972 (a) Ascendis Pharma A.S. $ 259
6,103 (a) AtaiBeckley, Inc 32
1,878 (a) Atea Pharmaceuticals, Inc 9
183 (a) Atrium Therapeutics, Inc 2
478 (a) Aura Biosciences, Inc 3
2,019 (a) Aurinia Pharmaceuticals, Inc 34
800 (a) Avalo Therapeutics, Inc 15
326 (a),(b) Avalyn Pharma, Inc 11
14,435 (a) Avantor, Inc 143
854 (a) Axsome Therapeutics, Inc 209
1,758 (a) Beam Therapeutics, Inc 60
846 (a) Bicara Therapeutics, Inc 25
669 (a) BioAge Labs, Inc 16
6,933 (a) BioCryst Pharmaceuticals, Inc 69
2,989 (a) Biogen, Inc 646
1,812 (a) Biohaven Ltd 27
681 (a) BioLife Solutions, Inc 19
4,154 (a) BioMarin Pharmaceutical, Inc 238
425 (a) Bio-Rad Laboratories, Inc (Class A) 125
3,426 Bio-Techne Corp 242
3,248 (a) Bridgebio Pharma, Inc 242
40,025 Bristol-Myers Squibb Co 2,306
894 (a) Brooks Automation, Inc 23
2,425 Bruker BioSciences Corp 146
1,207 (a),(b) Candel Therapeutics, Inc 12
886 (a) Capricor Therapeutics, Inc 21
1,462 (a) CareDx, Inc 42
2,019 (a) Caris Life Sciences, Inc 36
2,496 (a) Catalyst Pharmaceuticals, Inc 78
662 (a) Celcuity, Inc 69
1,296 (a) Celldex Therapeutics, Inc 48
1,397 (a) CG oncology, Inc 99
1,066 (a) Charles River Laboratories International, Inc 242
1,647 (a) Codexis, Inc 4
2,721 (a) Cogent Biosciences, Inc 105
877 (a),(b) Collegium Pharmaceutical, Inc 32
2,680 (a) Compass Therapeutics, Inc 6
1,537 (a) Corcept Therapeutics, Inc 134
1,679 (a),(b) CorMedix, Inc 13
1,196 (a) Corvus Pharmaceuticals, Inc 18
1,406 (a) Crinetics Pharmaceuticals, Inc 53
1,789 (a) CRISPR Therapeutics AG. 98
1,192 (a) CryoPort, Inc 19
660 (a) Cullinan Oncology, Inc 12
3,007 (a) Cytek Biosciences, Inc 13
2,661 (a) Cytokinetics, Inc 227
3,391 (a) CytomX Therapeutics, Inc 13
1,017 (a) Damora Therapeutics, Inc 26
12,342 Danaher Corp 2,351
1,628 (a) Definium Therapeutics, Inc 77
2,697 (a) Denali Therapeutics, Inc 69
890 (a) Design Therapeutics, Inc 13
472 (a) Disc Medicine, Inc 35
1,929 (a) Dyne Therapeutics, Inc 43
1,694 (a) Edgewise Therapeutics, Inc 69
2,042 (a) Editas Medicine, Inc 7
10,064 (a) Elanco Animal Health, Inc 248
15,473 Eli Lilly & Co 18,559
648 (a) Enanta Pharmaceuticals, Inc 9
619 (a) Enliven Therapeutics, Inc 31
66 (a) Entrada Therapeutics, Inc   0^
2,249 (a) Erasca, Inc 41

Stock Index

See Notes to Financial Statements
Portfolio of Investments June 30, 2026
(continued)
SHARES DESCRIPTION VALUE (000)
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (continued)
2,102 (a) Esperion Thereapeutics, Inc $ 7
843 (a) Eton Pharmaceuticals, Inc 31
702 (a),(b) Evolus, Inc 5
5,109 (a) Exelixis, Inc 278
690 (a) EyePoint Pharmaceuticals, Inc 10
1,545 (a) Fennec Pharmaceuticals, Inc 17
94 (a) First Tracks Biotherapeutics, Inc 2
505 (a) Foghorn Therapeutics, Inc 2
2,432 (a) Fortrea Holdings, Inc 42
12,566 (a) Geron Corp 16
24,263 Gilead Sciences, Inc 3,065
677 (a) GRAIL, Inc 46
2,107 (a) Halozyme Therapeutics, Inc 165
588 (a) Harmony Biosciences Holdings, Inc 21
690 (a),(b) Harrow Health, Inc 29
2,404 (a) Hyperliquid Strategies, Inc 19
1,780 (a) Ideaya Biosciences, Inc 66
3,107 (a) Illumina, Inc 546
7,369 (a),(b) ImmunityBio, Inc 65
1,224 (a) Immunome, Inc 26
1,107 (a),(b) Immunovant, Inc 43
3,175 (a) Incyte Corp 360
2,622 (a) Indivior Pharmaceuticals, Inc 108
203 (a) Inhibrx Biosciences, Inc 19
1,343 (a) Innoviva, Inc 31
4,350 (a) Insmed, Inc 464
2,093 (a) Intellia Therapeutics, Inc 35
3,279 (a) Ionis Pharmaceuticals, Inc 260
7,077 (a),(b) Iovance Biotherapeutics, Inc 29
3,345 (a) IQVIA Holdings, Inc 646
4,179 (a) Ironwood Pharmaceuticals, Inc 18
845 (a),(b) Jade Biosciences, Inc 19
851 (a) Janux Therapeutics, Inc 13
1,189 (a) Jazz Pharmaceuticals plc 287
46,582 Johnson & Johnson 11,830
884 (a),(b) Kailera Therapeutics, Inc 19
333 (a) Keros Therapeutics, Inc 4
807 (a) Kiniksa Pharmaceuticals Ltd 52
988 (a) Kodiak Sciences, Inc 39
486 (a) Krystal Biotech, Inc 181
1,654 (a) Kura Oncology, Inc 18
969 (a) Kymera Therapeutics, Inc 111
426 (a),(b) LB Pharmaceuticals, Inc 14
391 (a),(b) LENZ Therapeutics, Inc 2
4,765 (a),(b) Lexicon Pharmaceuticals, Inc 11
383 (a) Ligand Pharmaceuticals, Inc (Class B) 121
1,283 (a) Liquidia Corp 102
341 (a) Madrigal Pharmaceuticals, Inc 183
901 (a) Magenta Therapeutics, Inc 88
7,710 (a) MannKind Corp 33
3,088 (a) Maravai LifeSciences Holdings, Inc 19
368 (a),(b) Maze Therapeutics, Inc 11
543 (a) MBX Biosciences, Inc 30
406 (a) Medpace Holdings, Inc 215
548 (a) MeiraGTx Holdings plc 7
48,314 Merck & Co, Inc 6,208
126 Mesa Laboratories, Inc 13
395 (a) Mettler-Toledo International, Inc 505
3,231 (a) MiMedx Group, Inc 12
493 (a) Mineralys Therapeutics, Inc 13
940 (a) Mirum Pharmaceuticals, Inc 110
7,058 (a) Moderna, Inc 494

See Notes to Financial Statements
SHARES DESCRIPTION VALUE (000)
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (continued)
213 (a) Monte Rosa Therapeutics, Inc $ 5
2,502 (a) Myriad Genetics, Inc 14
2,637 (a) Natera, Inc 716
1,956 (a) Neurocrine Biosciences, Inc 330
881 (a) Nkarta, Inc 3
3,954 (a),(b) Novavax, Inc 37
1,379 (a) Nurix Therapeutics, Inc 33
1,024 (a) Nuvalent, Inc 126
4,458 (a) Nuvation Bio, Inc 25
2,032 (a) Ocular Therapeutix, Inc 20
685 (a) Olema Pharmaceuticals, Inc 9
296 (a),(b) Omeros Corp 3
183 (a),(c) OmniAb Operations, Inc   0^
183 (a),(c) OmniAb Operations, Inc   0^
2,377 (a) OmniAb, Inc 6
1,103 (a),(b) Organogenesis Holdings, Inc 3
5,283 Organon & Co 72
1,309 (a) ORIC Pharmaceuticals, Inc 14
672 (a) Oruka Therapeutics, Inc 64
1,343 (a) Pacira BioSciences, Inc 34
102 (a) Palvella Therapeutics, Inc 16
2,182 (a) PerkinElmer, Inc 243
1,727 (b) Perrigo Co plc 18
1,292 (a) Personalis, Inc 17
282 (a),(b) Perspective Therapeutics, Inc 1
112,313 Pfizer, Inc 2,705
575 (a),(b) Phathom Pharmaceuticals, Inc 6
720 Phibro Animal Health Corp 23
411 (a) Praxis Precision Medicines, Inc 138
2,435 (a),(b) Precigen, Inc 14
998 (a) Prestige Consumer Healthcare, Inc. 47
1,074 (a),(b) Prime Medicine, Inc 4
1,206 (a) Protagonist Therapeutics, Inc 148
1,011 (a) Prothena Corp plc 10
1,680 (a) PTC Therapeutics, Inc 137
4,423 QIAGEN NV 173
914 (a) Quanterix Corp 4
501 (a) Rapport Therapeutics, Inc 21
5,158 (a),(b) Recursion Pharmaceuticals, Inc 19
1,981 Regeneron Pharmaceuticals, Inc 1,235
1,062 (a) REGENXBIO, Inc 13
2,088 (a) Relay Therapeutics, Inc 39
1,807 (a) Relmada Therapeutics, Inc 13
1,154 (a) Repligen Corp 157
3,736 (a) REVOLUTION Medicines, Inc 700
952 (a) Rhythm Pharmaceuticals, Inc 106
332 (a) Rigel Pharmaceuticals, Inc 13
1,412 (a) Rocket Pharmaceuticals, Inc 5
9,510 (a) Roivant Sciences Ltd 337
8,077 Royalty Pharma plc 453
2,386 (a),(b) Sana Biotechnology, Inc 8
2,126 (a),(b) Sarepta Therapeutics, Inc 38
2,292 (a) Savara, Inc 14
2,130 (a) Scholar Rock Holding Corp 117
3,317 (a),(b) SELLAS Life Sciences Group, Inc 49
421 (a) Septerna, Inc 14
1,913 SIGA Technologies, Inc 7
362 (a) Sionna Therapeutics, Inc 16
1,499 (a) Solid Biosciences, Inc 15
5,510 (a) Sotera Health Co 98
1,419 (a) Spyre Therapeutics, Inc 126
519 (a) Stoke Therapeutics, Inc 17

Stock Index

See Notes to Financial Statements
Portfolio of Investments June 30, 2026
(continued)
SHARES DESCRIPTION VALUE (000)
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (continued)
2,552 (a),(b) Summit Therapeutics, Inc $ 37
796 (a) Supernus Pharmaceuticals, Inc 37
1,544 (a) Syndax Pharmaceuticals, Inc 34
2,685 (a) Tango Therapeutics, Inc 84
457 (a) Tarsus Pharmaceuticals, Inc 29
1,021 (a) Taysha Gene Therapies, Inc 7
1,798 (a),(b) Tempus AI, Inc 104
2,320 (a) TG Therapeutics, Inc 127
1,625 (a) Theravance Biopharma, Inc 28
7,261 Thermo Fisher Scientific, Inc 3,640
1,469 (a) Travere Therapeutics, Inc 83
1,838 (a) Trevi Therapeutics, Inc 34
1,447 (a) Twist Bioscience Corp 149
649 (a) Tyra Biosciences, Inc 21
1,912 (a) Ultragenyx Pharmaceutical, Inc 64
846 (a) United Therapeutics Corp 458
599 (a) Upstream Bio, Inc 4
525 (a) UroGen Pharma Ltd 19
1,691 (a) Vanda Pharmaceuticals, Inc 10
2,816 (a) Vaxcyte, Inc 164
1,060 (a) Vera Therapeutics, Inc 45
1,983 (a) Veracyte, Inc 116
415 (a) VeraDermics, Inc 51
1,345 (a) Vericel Corp 60
5,020 (a) Vertex Pharmaceuticals, Inc 2,494
21,436 Viatris, Inc 340
2,550 (a) Viking Therapeutics, Inc 99
1,798 (a) Vir Biotechnology, Inc 18
699 (a),(b) Viridian Therapeutics, Inc 13
777 (a) Vor BioPharma, Inc 14
842 (a) Voyager Therapeutics, Inc 3
1,984 (a) Waters Corp 744
1,512 (a) WaVe Life Sciences Ltd 9
1,424 West Pharmaceutical Services, Inc 511
1,460 (a) Xencor, Inc 24
1,642 (a) Xenon Pharmaceuticals, Inc 99
3,592 (a) Xeris Biopharma Holdings, Inc 28
527 (a) XOMA Corp 22
837 (a),(b) Z Squared, Inc 9
546 (a),(b) Zenas Biopharma, Inc 14
1,687 (a) Zevra Therapeutics, Inc 24
8,220 Zoetis, Inc 591
1,416 (a) Zymeworks, Inc 37
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 89,664
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.1%
1,201 (a),(b) American Realty Investors, Inc 27
5,701 (a) CBRE Group, Inc 768
11,951 (a) Compass, Inc 147
7,895 (a) CoStar Group, Inc 224
3,593 (a) Cushman & Wakefield Ltd 48
1,858 eXp World Holdings, Inc 10
400 (a) Forestar Group, Inc 13
618 (a) FRP Holdings, Inc 15
418 (a) Howard Hughes Holdings, Inc 30
886 (a) Jones Lang LaSalle, Inc 275
569 Marcus & Millichap, Inc 18
187 (a) Maui Land & Pineapple Co, Inc 3
1,819 Newmark Group, Inc 27
17,946 (a) Opendoor Technologies, Inc 83
732 (a) Re/Max Holdings, Inc 7
2,849 (a),(b) Real Brokerage, Inc 5
283 (b) RMR Group, Inc 6

See Notes to Financial Statements
SHARES DESCRIPTION VALUE (000)
REAL ESTATE MANAGEMENT & DEVELOPMENT (continued)
46 (a),(b) Seaport Entertainment Group, Inc $ 1
820 St. Joe Co 51
834 (a) Tejon Ranch Co 16
1,079 (a) Zillow Group, Inc (Class A) 34
3,355 (a) Zillow Group, Inc (Class C) 106
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 1,914
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 17.0%
815 (a) ACM Research, Inc 103
31,474 (a) Advanced Micro Devices, Inc 18,284
686 (a) Aehr Test Systems 66
2,689 (a) Allegro MicroSystems, Inc 187
844 (a) Alpha & Omega Semiconductor Ltd 40
765 (a) Ambarella, Inc 66
354 (a) Ambiq Micro, Inc 31
2,434 Amkor Technology, Inc 210
9,414 Analog Devices, Inc 3,739
15,320 Applied Materials, Inc 11,076
2,990 (a) Astera Labs, Inc 1,444
494 (a) Axcelis Technologies, Inc 94
1,190 (a) AXT, Inc 86
89,989 Broadcom, Inc 33,993
934 (a),(b) Canadian Solar, Inc 15
839 (a) Ceva, Inc 40
1,022 (a) Cirrus Logic, Inc 152
850 (a) Cohu, Inc 63
3,217 (a) Credo Technology Group Holding Ltd 875
993 (a) Diodes, Inc 109
2,501 (a) Enphase Energy, Inc 123
2,968 Entegris, Inc 534
1,986 (a) First Solar, Inc 469
1,470 (a) Formfactor, Inc 235
586 (a) Freyr Battery, Inc 5
2,419 GLOBALFOUNDRIES, Inc 199
660 (a) Ichor Holdings Ltd 74
551 (a) Impinj, Inc 79
2,443 (a),(b) indie Semiconductor, Inc 11
84,886 (a) Intel Corp 11,853
25,305 KLA Corp 7,635
3,340 (a) Kopin Corp 15
1,055 Kulicke & Soffa Industries, Inc 141
24,159 Lam Research Corp 10,469
2,520 (a) Lattice Semiconductor Corp 385
1,266 (a) MACOM Technology Solutions Holdings, Inc 481
16,896 Marvell Technology, Inc 5,033
1,706 (a) MaxLinear, Inc 218
10,316 Microchip Technology, Inc 941
21,809 Micron Technology, Inc 25,174
1,304 MKS Instruments, Inc 580
913 Monolithic Power Systems, Inc 1,262
2,707 (a) Navitas Semiconductor Corp 48
127 NVE Corp 13
451,247 Nvidia Corp 90,290
7,674 (a) ON Semiconductor Corp 725
978 (a) Onto Innovation, Inc 370
630 (a) PDF Solutions, Inc 45
988 (a) Penguin Solutions, Inc 75
1,304 (a) Photronics, Inc 42
1,334 Power Integrations, Inc 112
4,143 Qnity Electronics, Inc 677
1,645 (a) Qorvo, Inc 153
20,379 QUALCOMM, Inc 3,766
2,099 (a) Rambus, Inc 279

Stock Index

See Notes to Financial Statements
Portfolio of Investments June 30, 2026
(continued)
SHARES DESCRIPTION VALUE (000)
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (continued)
6,127 (a),(b) Rigetti Computing, Inc $ 118
1,701 (a) Semtech Corp 275
505 (a) Silicon Laboratories, Inc 110
434 (a) SiTime Corp 324
624 (a) SkyWater Technology, Inc 22
2,933 Skyworks Solutions, Inc 199
843 (a) Synaptics, Inc 105
3,058 Teradyne, Inc 1,480
17,579 Texas Instruments, Inc 5,240
857 (a) Ultra Clean Holdings 122
1,018 Universal Display Corp 88
1,051 (a) Veeco Instruments, Inc 80
551 (a),(b) Wolfspeed, Inc 27
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 241,374
SOFTWARE & SERVICES - 8.2%
3,462 (a) 8x8, Inc 6
1,378 A10 Networks, Inc 51
11,986 Accenture plc 1,492
2,392 (a) ACI Worldwide, Inc 120
2,124 Adeia, Inc 70
7,685 (a) Adobe, Inc 1,576
410 (a) Agilysys, Inc 43
2,862 (a) Akamai Technologies, Inc 338
791 (a) Alarm.com Holdings, Inc 37
1,475 (a),(b) Alkami Technology, Inc 27
1,906 Amdocs Ltd 96
1,464 (a) Amplitude, Inc 11
429 (a) Appfolio, Inc 69
1,178 (a) Appian Corp 27
4,527 (a) Applied Digital Corp 169
4,623 (a) AppLovin Corp 2,382
667 (a) Arteris, Inc 32
2,178 (a) Asana, Inc 15
1,075 (a) ASGN, Inc 19
3,407 (a) Atlassian Corp Ltd 265
20,031 (a) Aurora Innovation, Inc 137
4,213 (a) Autodesk, Inc 819
2,977 (a) AvePoint, Inc 33
1,608 (a) Backblaze, Inc 25
3,363 Bentley Systems, Inc 101
4,737 (a),(b) BigBear.ai Holdings, Inc 17
1,735 (a) BigCommerce Holdings, Inc 5
1,788 (a) BILL Holdings, Inc 65
6,122 (a),(b) Bit Digital, Inc 11
1,941 (a) Bitdeer Technologies Group 31
11,005 BitMine Immersion Technologies, Inc 146
976 (a) Blackbaud, Inc 29
1,140 (a) BlackLine, Inc 32
5,255 (a) Blend Labs, Inc 9
3,187 (a) Box, Inc 85
1,650 (a) Braze, Inc 36
2,618 (a),(b) C3.ai, Inc 24
5,355 (a) Cadence Design Systems, Inc 2,010
10,087 (a) CCC Intelligent Solutions Holdings, Inc 52
1,164 (a) Cerence, Inc 13
6,470 (a) Cipher Mining, Inc 159
3,492 (a) Circle Internet Group, Inc 219
4,418 (a) Cleanspark, Inc 64
1,700 Clear Secure, Inc 95
6,175 (a) Cloudflare, Inc 1,515
9,899 Cognizant Technology Solutions Corp (Class A) 383
918 (a) Commvault Systems, Inc 130

See Notes to Financial Statements
SHARES DESCRIPTION VALUE (000)
SOFTWARE & SERVICES (continued)
415 (a) Consensus Cloud Solutions, Inc $ 16
5,969 (a) Core Scientific, Inc 153
6,793 (a) CoreWeave, Inc 676
4,864 (a) Crowdstrike Holdings, Inc 3,712
713 (a) CS Disco, Inc 3
6,244 (a) Datadog, Inc 1,626
574 (a),(b) Digimarc Corp 5
2,598 (a) Digital Turbine, Inc 34
1,583 (a) DigitalOcean Holdings, Inc 249
3,873 (a) DocuSign, Inc 172
725 Dolby Laboratories, Inc (Class A) 38
816 (a) Domo, Inc 3
3,007 (a) Dropbox, Inc 83
6,236 (a),(b) D-Wave Quantum, Inc 150
3,422 (a) DXC Technology Co 30
6,245 (a) Dynatrace, Inc 274
648 (a) eGain Corp 4
1,802 (a) Elastic NV 103
1,191 (a) EPAM Systems, Inc 94
918 (a),(b) EverCommerce, Inc 9
444 (a) Fair Isaac Corp 530
3,179 (a) Fastly, Inc 58
4,162 (a) Figma, Inc 75
2,029 (a) Five9, Inc 43
11,564 (a) Fortinet, Inc 1,776
4,300 (a) Freshworks, Inc 44
1,274 (a) Gartner, Inc 165
11,043 Gen Digital, Inc 275
2,872 (a) Gitlab, Inc 88
1,037 (a) Globant S.A. 30
2,748 (a) GoDaddy, Inc 233
1,385 (a) Grid Dynamics Holdings, Inc 8
1,788 (a) Guidewire Software, Inc 220
1,077 Hackett Group, Inc 12
1,116 (a) HubSpot, Inc 204
1,910 (a) Hut 8 Corp 220
351 (a) I3 Verticals, Inc 7
1,244 (a) Intapp, Inc 31
516 InterDigital, Inc 146
18,153 International Business Machines Corp 5,105
5,356 Intuit, Inc 1,398
6,307 (a) IREN Ltd 288
2,080 (a) JFrog Ltd 189
1,808 (a) Kaltura, Inc 2
11,248 (a) Keel Infrastructure Corp 65
2,714 (a) Klaviyo, Inc 41
2,085 (a) Kyndryl Holdings, Inc 24
348 (a),(b) Life360, Inc 19
1,398 (a) LiveRamp Holdings, Inc 53
1,310 (a) Manhattan Associates, Inc 182
6,513 (a),(b) Marathon Digital Holdings, Inc 90
143,642 Microsoft Corp 53,581
6,391 (a) MicroStrategy, Inc (Class A) 556
1,253 (a) Mitek Systems, Inc 25
1,497 (a) MongoDB, Inc 503
1,593 (a) N-able, Inc 6
2,329 (a) nCino OpCo, Inc 38
3,958 (a) NCR Corp 32
1,787 (a) NextNav, Inc 32
4,748 (a) Nutanix, Inc 242
3,136 (a) Okta, Inc 428
1,227 OneSpan, Inc 18

Stock Index

See Notes to Financial Statements
Portfolio of Investments June 30, 2026
(continued)
SHARES DESCRIPTION VALUE (000)
SOFTWARE & SERVICES (continued)
661 (a) Ooma, Inc $ 13
33,218 Oracle Corp 4,868
2,372 (a) PagerDuty, Inc 23
42,983 (a) Palantir Technologies, Inc 5,015
15,653 (a) Palo Alto Networks, Inc 5,338
675 (a) PAR Technology Corp 12
791 Park City Group, Inc 7
1,672 (b) Pegasystems, Inc 50
1,883 (a) Porch Group, Inc 28
2,527 (a) Procore Technologies, Inc 103
1,155 (a) Progress Software Corp 39
2,242 (a) PTC, Inc 255
1,347 (a) Q2 Holdings, Inc 65
560 (a) Qualys, Inc 77
1,761 (a) Rackspace Technology, Inc 11
1,695 (a) Rapid7, Inc 14
1,087 (a),(b) REalloys, Inc 16
24 (a) Red Violet, Inc 2
992 (a) Rimini Street, Inc 4
1,287 RingCentral, Inc 50
6,231 (a) Riot Platforms, Inc 171
1,938 (a) Roper Industries, Inc 656
2,784 (a) Rubrik, Inc 223
1,313 (a),(b) SailPoint, Inc 19
15,523 Salesforce, Inc 2,432
5,866 (a) Samsara, Inc 190
6,664 (a) SentinelOne, Inc 113
20,043 (a) ServiceNow, Inc 1,990
1,171 (a) ServiceTitan, Inc 83
6,479 (a) Snowflake, Inc 1,649
7,118 (a),(b) SoundHound AI, Inc 46
2,308 (a) Sprinklr, Inc 12
1,316 (a) Sprout Social, Inc 10
900 (a) SPS Commerce, Inc 51
3,543 (a) Synopsys, Inc 1,580
2,968 (a) Tenable Holdings, Inc 109
1,532 (a) Teradata Corp 53
7,059 (a) Terawulf, Inc 174
612 (a) Thryv Holdings, Inc 2
8,780 (a) Trade Desk, Inc 159
4,496 (a) Trimble Inc 230
400 (a),(b) TSS, Inc 5
349 (a),(b) Tucows, Inc 5
2,784 (a) Twilio, Inc 574
911 (a) Tyler Technologies, Inc 266
8,946 (a),(b) UiPath, Inc 97
2,160 (a) Unisys Corp 8
6,240 (a) Unity Software, Inc 178
2,560 (a) Varonis Systems, Inc 107
1,603 VeriSign, Inc 403
1,293 (a) Vertex, Inc 15
1,006 (a) Via Transportation, Inc 18
305 (a) Viant Technology, Inc 4
1,154 (a) Weave Communications, Inc 7
4,014 (a) Workday, Inc 491
1,090 (a) Workiva, Inc 53
1,061 (a) Xperi, Inc 9
2,990 (a) Yext, Inc 14
4,295 (a) Zeta Global Holdings Corp 85
5,177 (a) Zoom Video Communications, Inc 447

See Notes to Financial Statements
SHARES DESCRIPTION VALUE (000)
SOFTWARE & SERVICES (continued)
2,023 (a) Zscaler, Inc $ 286
TOTAL SOFTWARE & SERVICES 116,620
TECHNOLOGY HARDWARE & EQUIPMENT - 9.4%
521 (a),(b) 908 Devices, Inc 5
1,592 (a) ADTRAN Holdings, Inc 22
737 Advanced Energy Industries, Inc 275
267 (a) Aeva Technologies, Inc 8
23,730 Amphenol Corp (Class A) 4,184
279,634 Apple, Inc 80,915
1,507 (a) Applied Optoelectronics, Inc 223
20,224 (a) Arista Networks, Inc 3,436
2,522 (a) Arlo Technologies, Inc 34
941 (a) Arrow Electronics, Inc 201
223 (a) Aviat Networks, Inc 5
1,583 Avnet, Inc 141
650 Badger Meter, Inc 96
278 (a) Bel Fuse, Inc (Class B) 93
767 Belden CDT, Inc 92
768 Benchmark Electronics, Inc 76
1,278 (a) Calix, Inc 48
2,589 CDW Corp 364
2,708 (a) Ciena Corp 1,328
76,181 Cisco Systems, Inc 8,948
365 (a) Clearfield, Inc 15
180 Climb Global Solutions, Inc 4
2,906 Cognex Corp 210
3,459 (a) Coherent Corp 1,364
2,606 CommScope Holding Co, Inc 33
3,231 (b) CompoSecure, Inc 51
15,292 Corning, Inc 3,906
716 (a) Corsair Gaming, Inc 7
1,070 Crane NXT Co 55
725 CTS Corp 47
1,204 (a) Daktronics, Inc 24
5,775 Dell Technologies, Inc 2,492
433 (a) Diebold Nixdorf, Inc 37
759 (a) Digi International, Inc 57
1,285 (a) Eastman Kodak Co 12
468 ePlus, Inc 39
2,211 (a) Evolv Technologies Holdings, Inc 13
3,100 (a) Extreme Networks, Inc 100
1,071 (a) F5 Networks, Inc 445
718 (a) Fabrinet 404
7,152 (a) Flextronics International Ltd 1,159
3,142 (a) Harmonic, Inc 51
25,408 Hewlett Packard Enterprise Co 1,146
17,464 HP, Inc 383
1,475 (b) Immersion Corp 10
2,241 (a) Infleqtion, Inc 30
853 Ingram Micro Holding Corp 23
633 (a) Insight Enterprises, Inc 77
6,976 (a),(b) IonQ, Inc 372
441 (a) IPG Photonics Corp 52
806 (a) Itron, Inc 70
1,947 Jabil Inc 751
3,300 (a) Keysight Technologies, Inc 1,155
1,038 (a) Kimball Electronics, Inc 27
1,637 (a) Knowles Corp 68
1,054 (a) LightPath Technologies, Inc 17
3,062 (a),(b) Lightwave Logic, Inc 29
537 Littelfuse, Inc 244
1,389 (a) Lumentum Holdings, Inc 1,192

Stock Index

See Notes to Financial Statements
Portfolio of Investments June 30, 2026
(continued)
SHARES DESCRIPTION VALUE (000)
TECHNOLOGY HARDWARE & EQUIPMENT (continued)
1,398 (a),(b) Methode Electronics, Inc $ 26
4,542 (a) Mirion Technologies, Inc 81
3,185 Motorola Solutions, Inc 1,323
259 (a) M-Tron Industries, Inc 26
856 Napco Security Technologies, Inc 32
3,681 NetApp, Inc 570
962 (a) Netgear, Inc 22
1,356 (a) Netscout Systems, Inc 59
1,072 (a) nLight, Inc 75
866 (a) Novanta, Inc 140
9,303 (a),(b) Ondas Holdings, Inc 77
271 (a) OSI Systems, Inc 59
1,099 (a) Ouster, Inc 69
430 PC Connection, Inc 31
597 (a) Plexus Corp 179
2,686 (a) Powerfleet, Inc 10
6,091 (a) Pure Storage, Inc 480
2,499 (a),(b) Quantum Computing, Inc 24
1,889 Ralliant Corp 139
2,205 (a) Ribbon Communications, Inc 5
1,507 Richardson Electronics Ltd 29
512 (a) Rogers Corp 84
2,816 (a) SanDisk Corp 6,403
991 (a) Sanmina Corp 251
471 (a) Scansource, Inc 25
10,596 (a) Super Micro Computer, Inc 311
1,422 TD SYNNEX Corp 380
910 (a) Teledyne Technologies, Inc 607
1,987 (a) TTM Technologies, Inc 372
379 (a) Turtle Beach Corp 5
92 Ubiquiti, Inc 49
872 (a),(b) Unusual Machines, Inc 19
2,420 (a) Viasat, Inc 217
4,515 (a) Viavi Solutions, Inc 216
2,371 Vishay Intertechnology, Inc 127
101 (a) Vishay Precision Group, Inc 15
2,801 Vontier Corp 81
6,536 Western Digital Corp 4,175
2,578 (b) Xerox Holdings Corp 8
994 (a) Zebra Technologies Corp (Class A) 262
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 133,728
TELECOMMUNICATION SERVICES - 0.9%
410 (a) Anterix, Inc 42
4,998 (a),(b) AST SpaceMobile, Inc 444
130,665 AT&T, Inc 2,705
373 ATN International, Inc 10
669 (a) Bandwidth, Inc 42
883 Cogent Communications Group, Inc 12
67,751 Comcast Corp (Class A) 1,663
699 (a) Globalstar, Inc 57
1,217 (a) Gogo, Inc 4
58 IDT Corp 3
2,073 Iridium Communications, Inc 114
67 (a),(b) Liberty Capital Corp 2
515 (a) Liberty Capital Corp 11
3,981 (a) Liberty Global Ltd 45
3,062 (a) Liberty Global Ltd 34
1,581 (a) Liberty Latin America Ltd (Class A) 13
3,207 (a) Liberty Latin America Ltd (Class C) 25
17,237 (a) Lumen Technologies, Inc 132
1,765 (b) Millicom International Cellular S.A. 160
1,561 Shenandoah Telecom Co 24

See Notes to Financial Statements
SHARES DESCRIPTION VALUE (000)
TELECOMMUNICATION SERVICES (continued)
10,332 (a) Space Exploration Technologies Corp $ 1,765
917 Spok Holdings, Inc 9
2,350 Telephone and Data Systems, Inc 87
9,489 T-Mobile US, Inc 1,592
2,282 (a) Uniti Group, Inc 26
80,128 Verizon Communications, Inc 3,393
TOTAL TELECOMMUNICATION SERVICES 12,414
TRANSPORTATION - 1.4%
2,504 (a) Alaska Air Group, Inc 131
438 (a) Allegiant Travel Co 52
205 (a),(b) Amerco, Inc 13
11,224 (a) American Airlines Group, Inc 203
349 ArcBest Corp 50
327 (a),(b) Avis Budget Group, Inc 48
2,351 CH Robinson Worldwide, Inc 443
206 (a) Costamare Bulkers Holdings Ltd 4
1,032 Costamare, Inc 14
904 Covenant Logistics Group, Inc 40
36,265 CSX Corp 1,724
12,788 (a) Delta Air Lines, Inc 1,198
2,544 Expeditors International Washington, Inc 415
4,137 FedEx Corp 1,295
2,133 (a) FedEx Freight Holding Co, Inc 322
613 (a) Forward Air Corp 8
349 (a) Frontier Group Holdings, Inc 3
1,539 FTAI Infrastructure, Inc 7
791 Genco Shipping & Trading Ltd 20
2,509 (a) GXO Logistics, Inc 127
1,188 Heartland Express, Inc 18
2,589 (a),(b) Hertz Global Holdings, Inc 6
1,880 (b) Himalaya Shipping Ltd 25
1,520 Hub Group, Inc (Class A) 67
1,468 JB Hunt Transport Services, Inc 425
4,132 (a) JetBlue Airways Corp 24
12,912 (a),(b) Joby Aviation, Inc 115
963 (a) Kirby Corp 131
3,087 Knight-Swift Transportation Holdings, Inc 240
759 Landstar System, Inc 157
8,428 (a) Lyft, Inc (Class A) 123
29 Marten Transport Ltd 1
521 Matson, Inc 100
4,351 Norfolk Southern Corp 1,369
3,645 Old Dominion Freight Line 790
1,449 (a) Radiant Logistics, Inc 14
2,690 (a) RXO, Inc 74
733 Ryder System, Inc 193
1,798 Safe Bulkers, Inc 11
480 (a) Saia, Inc 202
1,003 Schneider National, Inc 37
493 (a) Skywest, Inc 49
8,616 Southwest Airlines Co 443
37,699 (a) Uber Technologies, Inc 2,720
1,526 U-Haul Holding Co 88
11,431 Union Pacific Corp 3,109
6,311 (a) United Airlines Holdings, Inc 858
14,422 United Parcel Service, Inc (Class B) 1,550
200 (b) Universal Truckload Services, Inc 3
631 (a) Werner Enterprises, Inc 28
2,316 (a) XPO, Inc 475
TOTAL TRANSPORTATION 19,562
UTILITIES - 2.2%
13,242 AES Corp 194

Stock Index

See Notes to Financial Statements
Portfolio of Investments June 30, 2026
(continued)
SHARES DESCRIPTION VALUE (000)
UTILITIES (continued)
5,046 Alliant Energy Corp $ 385
5,244 Ameren Corp 593
10,625 American Electric Power Co, Inc 1,454
590 American States Water Co 49
3,914 American Water Works Co, Inc 515
3,074 Atmos Energy Corp 530
1,516 Avista Corp 62
1,485 Black Hills Corp 110
2,605 Brookfield Infrastructure Corp 100
2,781 Brookfield Renewable Corp 103
1,192 California Water Service Group 58
13,166 Centerpoint Energy, Inc 580
463 Chesapeake Utilities Corp 57
2,534 Clearway Energy, Inc (Class C) 87
6,003 CMS Energy Corp 459
7,032 Consolidated Edison, Inc 778
383 (a) Consolidated Water Co, Inc 11
6,229 Constellation Energy Corp 1,547
17,375 Dominion Energy, Inc 1,187
4,213 (a) DTE Energy Co 642
15,025 Duke Energy Corp 1,902
7,340 (a) Edison International 546
8,654 Entergy Corp 994
5,617 Essential Utilities, Inc 215
4,339 Evergy, Inc 375
7,343 Eversource Energy 531
20,015 Exelon Corp 933
10,867 FirstEnergy Corp 517
498 Genie Energy Ltd 7
349 (a) Global Water Resources, Inc 3
674 (a) Hallador Energy Co 12
2,006 (a) Hawaiian Electric Industries, Inc 27
1,081 Idacorp, Inc 164
4,948 MDU Resources Group, Inc 105
605 MGE Energy, Inc 49
116 Middlesex Water Co 7
1,899 (a),(b) Montauk Renewables, Inc 3
1,599 National Fuel Gas Co 123
1,462 New Jersey Resources Corp 82
40,292 NextEra Energy, Inc 3,536
9,344 NiSource, Inc 444
607 Northwest Natural Holding Co 30
1,255 NorthWestern Corp 90
3,900 NRG Energy, Inc 570
3,931 OGE Energy Corp 191
2,744 (a),(b) Oklo, Inc 144
1,168 ONE Gas, Inc 90
1,235 Ormat Technologies, Inc 134
454 Otter Tail Corp 41
42,480 PG&E Corp 714
2,278 Pinnacle West Capital Corp 244
1,905 PNM Resources, Inc 108
2,253 Portland General Electric Co 117
15,060 PPL Corp 547
9,608 Public Service Enterprise Group, Inc 780
626 (a) Pure Cycle Corp 7
620 (a) RGC Resources, Inc 15
12,443 Sempra Energy 1,154
466 (b) SJW Corp 28
21,663 Southern Co 2,073
1,183 Southwest Gas Holdings Inc 105
1,146 Spire, Inc 89

See Notes to Financial Statements
SHARES DESCRIPTION VALUE (000)
UTILITIES (continued)
861 (a) Talen Energy Corp $ 331
4,386 UGI Corp 151
534 Unitil Corp 28
6,621 Vistra Corp 1,050
6,016 WEC Energy Group, Inc 702
12,192 Xcel Energy, Inc 979
490 York Water Co 15
TOTAL UTILITIES 30,603
TOTAL COMMON STOCKS
(Cost $329,149) 1,402,284
SHARES DESCRIPTION EXPIRATION DATE VALUE (000)
RIGHTS/WARRANTS - 0.0%
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
478 (c) Aduro Biotech, Inc 10/05/30  0^
798 (a),(c) Arcellx, Inc 03/31/30  0^
278 (c) AstraZeneca plc 02/19/30  0^
1,163 (a),(c) Chinook Therapeutics, Inc   0^
813 (a),(c) Inhibrx, Inc 06/30/27  0^
1,191 (c) Novo Nordisk A.S. 06/30/31 1
390 (c) Tobira Therapeutics, Inc 12/31/28  0^
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 1
TOTAL RIGHTS/WARRANTS
(Cost $2) 1
TOTAL LONG-TERM INVESTMENTS
(Cost $329,151) 1,402,285
SHARES DESCRIPTION RATE VALUE (000)
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.3%
3,648,545 (e) State Street Navigator Securities Lending Government Money Market Portfolio 3.660%(f) 3,649
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $3,649) 3,649
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
SHORT-TERM INVESTMENTS - 0.1%
REPURCHASE AGREEMENTS - 0.1%
$ 1,499,000 (g) Fixed Income Clearing Corporation 3 .650 07/01/26 1,499
TOTAL REPURCHASE AGREEMENTS 1,499
TOTAL SHORT-TERM INVESTMENTS
(Cost $1,499) 1,499
TOTAL INVESTMENTS - 99.3%
(Cost $334,299) 1,407,433
OTHER ASSETS & LIABILITIES, NET - 0.7% 10,188
NET ASSETS - 100.0% $1,417,621
REIT Real Estate Investment Trust
^ Amount represents less than $1,000.
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) All or a portion of these securities are out on loan. The aggregate value of securities on loan is $7,087,601.
(c) For fair value measurement disclosure purposes, investment classified as Level 3.
(d) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.
(e) Investments made with cash collateral received from securities on loan.
(f) The rate shown is the one-day yield as of the end of the reporting period.
(g) Agreement with Fixed Income Clearing Corporation, 3.650% dated 6/30/26 to be repurchased at $1,499,152 on 7/1/26, collateralized by Government Agency Securities, with coupon rate
0.625% and maturity date 7/15/32, valued at $1,529,050.

Stock Index

See Notes to Financial Statements
Portfolio of Investments June 30, 2026
(continued)
Investments in Derivatives
Futures Contracts - Long
Description
Number of
Contracts
(000)
Expiration
Date
Notional
Amount
(000)
Value
(000)
Unrealized
Appreciation
(Depreciation)
(000)
S&P 500 E-Mini Index 39 09/18/26   $ 14,718 $ 14,719 $ 1

Statement of Assets and Liabilities
See Notes to Financial Statements
June 30, 2026 (Unaudited)
(amounts in thousands, except accumulation unit value)
24.1
Stock Index
ASSETS
Long-term investments, at value*† $ 1,402,285
Short-term investments, at value# 1,499
Investments purchased with collateral from securities
lending, at value (cost approximates value) 3,649
Cash 1
Receivables:
Dividends 682
Investments sold 14,408
Variation margin on futures contracts 45
Other 159
Total assets 1,422,728
LIABILITIES
Due to affiliates 1,245
Cash collateral due to broker 33
Payables:
Investment management fees 2
Collateral from securities lending 3,649
Service agreement fees 8
Trustee compensation 154
Other 16
Total liabilities 5,107
Net assets
Accumulation Fund $ 1,417,621
Accumulation units outstanding 2,393
Accumulation unit value $ 592 .379
* Includes securities loaned of $ 7,088
† Long-term investments, cost $ 329,151
# Short-term investments, cost $ 1,499

Statement of Operations
See Notes to Financial Statements
Six Months Ended June 30, 2026 (Unaudited)
(amounts in thousands)
24.1
Stock Index
INVESTMENT INCOME
Dividends $ 7,812
Interest 165
Securities lending income, net 24
Tax withheld (5)
Total investment income 7,996
EXPENSES
Investment advisory 2,047
Administrative services 1,365
Mortality and expense risk charges 2,730
Total expenses 6,142
Expense waiver by investment adviser (1,638)
Net expenses 4,504
Net investment income (loss) 3,492
REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) from:
Investments 86,632
Futures contracts 705
Net realized gain (loss) 87,337
Change in unrealized appreciation (depreciation) on:
Investments 47,389
Futures contracts (6)
Net change in unrealized appreciation (depreciation) 47,383
Net realized and unrealized gain (loss) 134,720
Net increase (decrease) in net assets from operations $ 138,212

Statements of Changes in Net Assets
See Notes to Financial Statements
24.1
Stock Index
(amounts in thousands)
Unaudited
Six Months Ended
6/30/26
Year Ended
12/31/25
OPERATIONS
Net investment income (loss) $ 3,492 $ 7,571
Net realized gain (loss) 87,337 131,313
Net change in unrealized
appreciation (depreciation) 47,383 60,773
Net increase (decrease) in net
assets from operations 138,212 199,657
FROM CONTRACTOWNER TRANSACTIONS
Premiums 2,060 5,829
Withdrawals and death benefits (94,949) (147,755)
Net increase (decrease) from
contractowner transactions (92,889) (141,926)
Net increase (decrease) in net
assets 45,323 57,731
Net assets at the beginning of
period 1,372,298 1,314,567
Net assets at the end of period $ 1,417,621 $ 1,372,298

Financial Highlights
See Notes to Financial Statements

The following data is for a unit outstanding for each fiscal year end unless otherwise noted:
Investment Operations
Investment
Income
(a)
Net
Expenses
(a)
Net
Investment
Income (Loss)
(a)
Net Realized/
Unrealized
Gain (Loss)
Net Change in
Accumulation
Unit Value
Accumulation
Unit Value,
Beginning of Period
Accumulation
Unit Value,
End of Period
24.1
Stock Index
     6/30/26
(d)
$ 3 .213 $ 1 .810 $ 1 .403 $ 54 .911 $ 56 .314
$ 536 .065 $ 592 .379
     12/31/25
6 .139 3 .343 2 .796 72 .330 75 .126
460 .939 536 .065
     12/31/24
5 .805 3 .176 2 .629 83 .044 85 .673
375 .266 460 .939
     12/31/23
5 .633 2 .508 3 .125 71 .968 75 .093
300 .173 375 .266
     12/31/22
5 .003 2 .405 2 .598 ( 76 .219 ) ( 73 .621 )
373 .790 300 .173
     12/31/21
4 .405 2 .549 1 .856 72 .394 74 .250
299 .540 373 .790
(a)
Based on average units outstanding.
(b)
Based on per accumulation unit data.
(c)
Percentage is not annualized.
(d)
Unaudited.
(e)
Annualized.

See Notes to Financial Statements

Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
(b),(c)
Gross
Expenses Net Expenses
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
Accumulation Units
Outstanding, End of
Period (in Millions)
Net Assets,
End of Period
(in Millions)
10 .58% 0 .90%
(e)
0 .66%
(e)
0 .51%
(e)
1% 2   $ 1,418
16 .30 0 .90 0 .69 0 .58 2 3 1,372
22 .83 0 .90 0 .75 0 .62 2 3 1,315
25 .02 0 .90 0 .75 0 .93 2 3 1,200
( 19 .70 ) 0 .90 0 .75 0 .81 2 4 1,057
24 .79 0 .90 0 .75 0 .55 3 4 1,411

Notes to Financial Statements
(Unaudited)
1. General Information
Account Information: TIAA Separate Account VA-1 (“VA-1”) is a segregated investment account of Teachers Insurance and Annuity
Association of America (“TIAA”) and is organized under the insurance laws of the State of New York for the purpose of issuing and funding individual variable annuity contracts. The variable annuity contracts were issued by TIAA. VA-1 is an open-end management investment company under the Investment Company Act of 1940, (“1940 Act”), as amended. VA-1 consists of a single investment portfolio, the Stock Index Account (“Stock Index” or the “Account”).
Current Fiscal Period: The end of the reporting period for the Account is June 30, 2026, and the period covered by these Notes to
Financial Statements is the six months ended June 30, 2026 (the "current fiscal period").
Investment Adviser: Teachers Advisors, LLC (the “Adviser”), a wholly owned indirect subsidiary of TIAA, is registered with the
Securities and Exchange Commission (“SEC”) as an investment adviser and provides investment management services for the
Account.
2. Significant Accounting Policies
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United
States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Account is an investment company and follows the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services — Investment
Companies. The accumulation unit value (“AUV”) for financial reporting purposes may differ from the AUV for processing security and contractowner transactions. The AUV for financial reporting purposes includes security and contractowner transactions through the date of the report. Total return is computed based on the AUV used for processing security and contractowner transactions. The following is a summary of the significant accounting policies consistently followed by the Account.
Foreign Currency Transactions and Translation: The books and records of the Account is maintained in U.S. dollars. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollars at the end of each day. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
Some markets in which the Funds invest impose capital controls, repatriation limits and/or transaction fees, for example, on the amount of foreign currency that may be converted to U.S. dollars. These restrictions, in some markets where foreign exchange restrictions are imposed, may be reflected in non-deliverable forward rates (NDF), or prevailing “offshore” rates that apply to non-
local investors. Accordingly, the Fund may apply NDF rates, or another alternative exchange rate believed by the Adviser to be more reflective of the rates at which the Funds may transact, where applicable, to convert the value of non-U.S. dollar denominated securities to U.S. dollars. The U.S. dollar market value of such securities held in markets where NDF rates exist may be lower than the U.S. dollar market value of securities using prevailing local or “onshore” foreign currency exchange rates.
Net realized foreign currency gains and losses resulting from changes in exchange rates associated with (i) foreign currency,
(ii) investments and (iii) derivatives include foreign currency gains and losses between trade date and settlement date of the transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Account and the amounts actually received and are recognized as a component of “Net realized gain (loss) from foreign currency transactions” on the Statement of Operations, when applicable.
The unrealized gains and losses resulting from changes in foreign currency exchange rates and changes in foreign exchange rates associated with (i) investments and (ii) other assets and liabilities are recognized as a component of “Change in unrealized appreciation (depreciation) on foreign currency translations” on the Statement of Operations, when applicable. The unrealized gains and losses resulting from changes in foreign exchange rates associated with investments in derivatives are recognized as a component of the respective derivative’s related “Change in unrealized appreciation (depreciation)” on the Statement of Operations, when applicable.
Indemnifications: In the normal course of business, the Account enters into contracts that contain a variety of representations and warranties and that provide general indemnities. The Account's maximum exposure under these arrangements is unknown, as this would involve future claims against the Account that has not yet occurred. Also, under the Account's organizational documents, the trustees and officers of the Account are indemnified against certain liabilities that may arise out of their duties to the Account.
However, based on experience, the Account expects the risk of loss due to these warranties and indemnities to be unlikely.

Investments and Investment Income: Securities transactions are accounted for as of the trade date for financial reporting purposes.
Interest income is recorded on an accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after the
Account determines the existence of a dividend declaration. Securities lending income is made up of fees earned from borrowers and income earned on cash collateral investments. Realized gains and losses on securities transactions are based upon the specific identification method. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Account estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions.
Management Committee Compensation: The members of the Management Committee (“Committee”), all of whom are independent, receive certain remuneration for their services, plus travel and other expenses. Managers may elect to participate in a deferred compensation plan and defer all or a portion of their compensation. In addition, managers participate in a long-term compensation plan. Amounts deferred are retained by the Account until paid. Amounts payable to the managers for compensation are included in the accompanying Statement of Assets and Liabilities. Managers’ fees, including any deferred and long-term compensation incurred, are reflected in the Statement of Operations.
Netting Agreements:  In the ordinary course of business, the Account may enter into transactions subject to enforceable master repurchase agreements, International Swaps and Derivatives Association, Inc. (ISDA) master agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows the Account to offset certain securities and derivatives with a specific counterparty, when applicable, as well as any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, the Account manages its cash collateral and securities collateral on a counterparty basis. With respect to certain counterparties, in accordance with the terms of the netting agreements, collateral posted to the Account is held in a segregated account by the Account's custodian and/or with respect to those amounts which can be sold or repledged, are presented in the Account's Portfolio of Investments or Statement of Assets and Liabilities.
The Account's investments subject to netting agreements as of the end of the current fiscal period, if any, are further described later in these Notes to Financial Statements.
Segment Reporting: The Account represents a single operating segment. The officers of the Account act as the chief operating decision maker (“CODM”), as defined in U.S. GAAP. The CODM monitors the operating results of the Account as a whole and is responsible for the Account's long-term strategic asset allocation in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Account's portfolio managers as a team. The financial information in the form of the Account's portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Account's comparative benchmarks and to make resource allocation decisions for the Account's single segment, is consistent with that presented within the Account's financial statements. Segment assets are reflected on the Statement of Assets and
Liabilities as “total assets” and significant segment revenues and expenses are listed on the Statement of Operations.
New Accounting Pronouncement (ASU No. 2025-11): In December 2025, the FASB issued Accounting Standard Update ("ASU") No.
2025-11, Interim Reporting (Topic 270) Narrow Scope Improvements (“ASU 2025-11”). The amendments in ASU 2025-11 provide a comprehensive list of interim disclosures that are required by U.S. GAAP. ASU 2025-11 also includes a disclosure principle that requires entities to disclose events since the end of the last annual reporting period that have a material impact on the entity. The amendments in ASU 2025-11 are effective for interim reporting periods within annual reporting periods beginning after December
15, 2027. Early adoption is permitted for all entities. Management is currently evaluating the implications of these changes on the financial statements.
3. Investment Valuation and Fair Value Measurements
The Account’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the oversight of the Committee. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).

Notes to Financial Statements
(continued)

Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Account's major classifications of assets and liabilities measured at fair value follows:
Prices of fixed-income securities are provided by pricing services approved by the Adviser, which is subject to review by the Adviser and oversight of the Committee. Pricing services establish a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. In pricing certain securities, particularly less liquid and lower quality securities, pricing services may consider information about a security, its issuer or market activity provided by the Adviser. These securities are generally classified as Level 2.
Equity securities and exchange-traded funds listed or traded on a national market or exchange are valued based on their last reported sales price or official closing price of such market or exchange on the valuation date. Foreign equity securities and registered investment companies that trade on a foreign exchange are valued at the last reported sales price or official closing price on the principal exchange where traded, and converted to U.S. dollars at the prevailing rates of exchange on the valuation date. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Account’s net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the
Adviser, subject to the oversight of the Committee. To the extent these securities are actively traded and no valuation adjustments are applied, they are generally classified as Level 1. When valuation adjustments are applied to the most recent last sales price or official closing price, these securities are generally classified as Level 2.
Investments in investment companies are valued at their respective NAVs or share price on the valuation date and are generally classified as Level 1.
Repurchase agreements are valued at contract amount plus accrued interest, which approximates market value. These securities are generally classified as Level 2.
Futures contracts are valued using the closing settlement price or, in the absence of such a price, the last traded price and are generally classified as Level 1.
For any portfolio security or derivative for which market quotations are not readily available or for which the Adviser deems the valuations derived using the valuation procedures described above not to reflect fair value, the Adviser will determine a fair value in good faith using alternative procedures approved by the Adviser, subject to the oversight of the Committee. As a general principle, the fair value of a security is the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. To the extent the inputs are observable and timely, the values would be classified as Level 2; otherwise they would be classified as Level 3.
The following table summarizes the market value of the Account’s investments, and the fair value of certain other assets and liabilities, when applicable, as of the end of the current fiscal period, based on the inputs used to value them (dollar amounts are in thousands):
Account Level 1 (000) Level 2 (000) Level 3 (000) Total (000)
Stock Index
Long-Term Investments
:
Common stocks $1,402,264 $20 $—^ $1,402,284
Rights/Warrants — — 1 1
Investments purchased with collateral from securities lending 3,649 — — 3,649
Short-Term Investments
:
Repurchase agreements — 1,499 — 1,499
$1,405,913 $1,519 $1 $1,407,433
Investments in Derivatives
Futures contracts* 1 — — 1
1 — — 1
^ Amount represents less than $1,000.
* Represents net unrealized appreciation (depreciation).

4. Portfolio Securities
Repurchase Agreements: In connection with transactions in repurchase agreements, it is the Account’s policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the counterparty defaults, and the fair value of the collateral declines, realization of the collateral may be delayed or limited.
The following table presents the repurchase agreements for the Funds that are subject to netting agreements as of the end of the current fiscal period, and the collateral delivered related to those repurchase agreements (dollar amounts are in thousands).
Securities Lending: The Account may lend its securities to qualified institutional borrowers to earn additional income. The Account receives cash collateral and non-cash collateral (in the form of Treasury securities or other collateral permitted by applicable law)
against the loaned securities and maintains collateral in an amount not less than 100% of the market value of loaned securities during the period of the loan. If the market value of the loaned securities increases, the borrower must furnish additional collateral to the Account, which is recognized on the Statement of Assets and Liabilities. The market value of securities loaned is determined at the close of business of the Account and any additional required collateral is delivered to the Account on the next business day. Cash collateral received by the Account will generally be invested in high-quality short-term instruments or in one or more funds maintained by the securities lending agent (“Agent”) for the purpose of investing cash collateral.
The value of the loaned securities and the liability to return the cash collateral received are reflected in the Statement of Assets and
Liabilities. Non-cash collateral is not disclosed in the Account’s Statement of Assets and Liabilities as it is held by the Agent or by a third-party bank engaged by the Agent as a special "tri-party" custodian on behalf of the Account, and the Account does not have the ability to sell or re-hypothecate those securities.
As of the end of the current fiscal period, securities lending transactions are for equity securities, and the resulting loans are continuous, can be recalled at any time, and have no set maturity. Securities lending income recognized by the Account consists of earnings on invested collateral and lending fees, net of any rebates to the borrower and compensation to the Agent. Such income is reflected separately in the Statement of Operations. In lending its securities, the Account bears the market risk with respect to the investment of collateral and the risk that the Agent may default on its contractual obligations to the Account. The Agent bears the risk that the borrower may default on its obligation to return the loaned securities as the Agent is contractually obligated to indemnify the
Account if at the time of a default by a borrower some or all of the loan securities have not been returned.
As of the end of the current fiscal period, the total value of securities on loan and the total value of collateral received were as follows (dollar amounts are in thousands):
Purchases and Sales: Long-term purchases and sales during the current fiscal period were as follows (dollar amounts are in thousands):
The Account may purchase securities on a when-issued or delayed-delivery basis. Securities purchased on a when-issued or delayed-delivery basis may have extended settlement periods; interest income is not accrued until settlement date. Any securities so purchased are subject to market fluctuation during this period. If a Account has when-issued/delayed-delivery purchases commitments as of the end of the current fiscal period, such amounts are recognized on the Statement of Assets and Liabilities.
Account Counterparty
Short-term Investments,
at Value (000)
Collateral Pledged
(From) Counterparty
(000)
Stock Index VA-1 Fixed Income Clearing Corporation $1,499 $(1,529)
Aggregate value of
securities on loan
Account
Equity
Securities (000)
Cash Collateral
Received (000)*
Non-Cash Collateral
Received (000)**
Total Collateral
Received (000)
24.1
Stock Index $ 7,088 $ 3,649 $ 3,642 $ 7,291
* May include cash and investment of cash collateral.
** As of the end of the current fiscal period, the non-cash collateral received was comprised of U.S. Treasury securities.
Account
Non-U.S.
Government
Purchases (000)
Non-U.S.
Government
Sales (000)
24.1
Stock Index $ 20,187 $ 109,072

Notes to Financial Statements
(continued)

5. Derivative Investments
The Account is authorized to invest in certain derivative instruments. As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Investments in derivatives as of the end of and/or during the current fiscal period, if any, are included within the Statement of Assets and Liabilities and the Statement of Operations, respectively.
Futures Contracts: The Account is subject to equity price risk in the normal course of pursuing its investment objectives. The Account uses futures contracts to manage exposure to the equity markets and for cash management purposes to remain highly invested in these markets while minimizing transaction costs.
A futures contract is an agreement between two parties to buy and sell a financial instrument for a set price on a future date. Upon execution of a futures contract, the Account is obligated to deposit cash or eligible securities, also known as “initial margin,” into an account at its clearing broker equal to a specified percentage of the contract amount. Securities deposited for initial margin, if any, are identified in the Portfolio of Investments and cash deposited for initial margin, if any, is reflected on the Statement of Assets and
Liabilities.
During the period the futures contract is open, changes in the market value of the contract are recognized as an unrealized gain or loss by “marking-to-market” on a daily basis. The Account and the clearing broker are obligated to settle monies on a daily basis representing the changes in the value of the contracts. These daily cash settlements are known as “variation margin” which are recognized on the Statement of Assets and Liabilities as a receivable or payable for variation margin on futures contracts. When the contract is closed or expired, the Account records a realized gain or loss equal to the difference between the value of the contract on the closing date and value of the contract when originally entered into. The net realized gain or loss and the change in unrealized appreciation (depreciation) on futures contracts held during the period is included on the Statement of Operations.
Risks of investments in futures contracts include the possible adverse movement in the price of the securities or indices underlying the contracts, the possibility that there may not be a liquid secondary market for the contracts and/or that a change in the value of the contract may not correlate with a change in the value of the underlying securities or indices.
The average notional amount of futures contracts outstanding during the current fiscal period was as follows (dollar amounts are in thousands):
As of the end of the current fiscal period, the Account has invested in derivative contracts which are reflected in the Statement of
Assets and Liabilities as follows (dollar amounts are in thousands):
During the current fiscal period, the effect of derivative contracts on the Account's Statement of Operations was as follows (dollar amounts are in thousands):
Account
Average Notional Amount of Futures Contracts Outstanding
(000)*
24.1
Stock Index $ 10,673
* The average notional amount is calculated based on the absolute aggregate notional amount of contracts outstanding at the beginning of the current fiscal period and at the end of each fiscal quarter within the current fiscal period.
Asset Derivatives Liability Derivatives
Derivative Instrument Risk Exposure Location Value (000) Location Value (000)
Stock Index
Futures contracts Equity Unrealized appreciation
on futures contracts
*
$ 1 - $ –
1 1 1 1 1 1 1 1
* Value represents the cumulative unrealized appreciation (depreciation) of cleared derivative contracts as reported in the Account's Portfolio of Investments. The Statement of
Assets and Liabilities only reflects the current day variation margin receivable/payable from/to brokers on open cleared derivative contracts.
Derivative Instrument Risk Exposure
Net Realized Gain
(Loss) (000)
Change in Unrealized
Appreciation
(Depreciation) (000)
24.1
Stock Index
Futures contracts Equity $ 705 $ (6)

Market and Counterparty Credit Risk: In the normal course of business the Account may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform (counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose the Account to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of the Account's exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and Liabilities.
The Account helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties.
Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of the Account with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when the Account has an unrealized loss, the Account has instructed the custodian to pledge assets of the Account as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the pre-determined threshold amount.
6. Account Units
Transactions in Account units during the current and prior fiscal period were as follows (amounts are in thousands):
7. Income Tax Information
VA-1 is a separate account of TIAA, which is taxed as a life insurance company under Subchapter L of the Internal Revenue
Code. VA-1 should incur no federal income tax liability. Under the rules of taxation applicable to life insurance companies, VA-1’s
Accumulation Account for contractowners will generally be treated as life insurance reserves; therefore, any increase in such reserves will be deductible.
The Account files, as a component of the TIAA tax return, a U.S. Federal income tax return. The Account also files income tax returns in applicable state and local jurisdictions. The Account’s federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed the Account’s tax positions taken for all open tax years and has concluded that no provision for income tax is required in the Account’s financial statements.
As of the end of the reporting period, the aggregate cost and the net unrealized appreciation/(depreciation) of all investments for federal income tax purposes was as follows (dollar amounts are in thousands):
For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized income and/or capital gains for tax reporting, if applicable.
8. Management Fees and Other Transactions with Affiliates
Management Fees: The Adviser provides investment advisory services for VA-1 pursuant to an Investment Management Agreement among TIAA, Advisors and VA-1. TIAA provides all administrative services for VA-1 pursuant to an Administrative Services Agreement with VA-1. The contracts are distributed by TIAA-CREF Individual & Institutional Services, LLC (“Services”). Services is a wholly owned subsidiary of TIAA. The Investment Management Agreement sets the investment advisory charge at an annual rate of 0.30% of the average daily net assets of the Account. The Adviser has agreed to voluntarily waive a portion of such fee, so that the daily deduction is equivalent to an annual charge of 0.06% of the average daily net assets of the Account.
Six Months Ended
6/30/26
Year Ended
12/31/25
24.1
Stock Index Units (000) Value (000) Units (000) Value (000)
Premiums 4 $ 2,060 12 $ 5,829
Withdrawals and death benefits (171) (94,949) (304) (147,755)
Net increase (decrease) from contractowner transactions (167) $ (92,889) (292) $ (141,926)
Account Tax Cost (000)
Gross Unrealized
Appreciation (000)
Gross Unrealized
(Depreciation) (000)
Net Unrealized
Appreciation
(Depreciation) (000)
Stock Index $ 334,299 $ 1,098,208 $ (25,074) $ 1,073,134

Notes to Financial Statements
(continued)

The Administrative Services Agreement sets the administrative expense charge at an annual rate of 0.20% of the average daily net assets of the Account. TIAA also imposes a daily charge for bearing certain mortality and expense risks in connection with the contracts, equivalent to an annual rate of 0.40% of the average daily net assets of the Account. Although TIAA reserves the right to increase the Account’s mortality and expense risk charge to a maximum of 1.00% per year, the total expense ratio will never exceed
1.50% per year. TIAA pays death benefits to beneficiaries when an annuitant dies during the accumulation period or during the annuity period while payments are still due for the remainder of a guaranteed period, if any.
Other Transactions with Affiliates: The Account is permitted to purchase or sell securities from or to certain other funds or accounts managed by the Adviser or by an affiliate of the Adviser (each an, "Affiliated Entity") under specified conditions outlined in procedures adopted by the Committee ("cross-trade"). These procedures have been designed to ensure that any cross-trade of securities by the Account from or to an Affiliated Entity by virtue of having a common investment adviser (or affiliated investment adviser), common officer and/or common trustee complies with Rule 17a-7 under the 1940 Act. These transactions are affected at the current market price (as provided by an independent pricing service) without incurring broker commissions. As of the end of the current fiscal period, the Account engaged in the following security transactions with affiliated entities (dollar amounts are in thousands):
9. Borrowing Arrangements
Line of Credit: The Account participates in a $500 million unsecured revolving credit facility that can be used for temporary purposes, including, without limitation, the funding of participant withdrawals. The current facility was entered into on June 9, 2026 expiring on
June 8, 2027, replacing the previous facility, which expired June 2026. The affiliated account, which is managed by the Adviser, or an affiliate of the Adviser, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating account on a pro rata basis. Interest associated with any borrowing under the facility is charged to the borrowing account at a specified rate of interest. The Account is not liable for borrowings under the facility by other affiliated account. During the current fiscal period, the Account did not utilize this facility.
10. Subsequent Events
Investment Adviser and Sub-Adviser: At the close of business on July 31, 2026, the Adviser merged into Nuveen Asset Management,
LLC (“Nuveen Asset Management”). In connection with this merger, effective August 1, 2026 Nuveen Fund Advisors, LLC (“Nuveen
Fund Advisors”) became the investment adviser and Nuveen Asset Management became the sub-adviser to the Account. The Adviser,
Nuveen Fund Advisors and Nuveen Asset Management are each wholly owned subsidiaries of Nuveen, LLC and, ultimately, TIAA.
Account Purchases (000) Sales (000)
Realized Gain (Loss)
(000)
Stock Index $ – $ 10,076 $ 9,085

Additional Account Information
©2026 Teachers Insurance and Annuity Association of America—College Retirement Equities Fund,
730 Third Avenue, New York, NY 10017-3206

(Unaudited)
Portfolio holdings
The TIAA Separate Account VA-1 files complete portfolio listings with the Securities and Exchange Commission (SEC), and is available to the public.
You can obtain a complete list of the holdings of the TIAA Separate Account VA-1 (Portfolio of Investments) as of the most recently completed fiscal quarter in the following ways:
By visiting our website at TIAA.org; or
By calling us at 800-842-2252 to request a copy, which will be provided free of charge.
You can also obtain a complete list of the TIAA Separate Account VA-1’s portfolio holdings as of the most recently completed fiscal quarter, and for prior quarter-ends, from our SEC Form N-CSR and Form N-PORT filings. Form N-CSR filings are as of December 31 or
June 30; Form N-PORT filings are as of March 31 or September 30. Copies of these forms are available:
Through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s website at sec.gov; or
From the SEC’s Office of Investor Education and Advocacy. Call 202-551-8090 for more information.
Proxy voting
The TIAA Separate Account VA-1’s ownership of stock gives it the right to vote on proxy issues of companies in which it invests. A description of our proxy voting policies and procedures can be found on our website at TIAA.org or on the SEC’s website at sec.gov. You can also call us at 800-223-1200 to request a free copy. A report of how the Account voted during the most recently completed twelve-
month period ended June 30 can be found on our website or on Form N-PX at sec.gov.
Contacting TIAA
There are three easy ways to contact us: by email, using the Contact Us link under Get Help at the top of our home page; by mail at
TIAA, 730 Third Avenue, New York, NY 10017-3206; or by phone at 800-223-1200.
Account management
The TIAA Separate Account VA-1 is managed by a portfolio management team of Teachers Advisors, LLC. The members of this team are responsible for the day-today investment management of the Account.
You should carefully consider the investment objectives,
risks, charges and expenses of any account before investing.
For a prospectus that contains this and other information,
please visit TIAA.org, or call 800-223-1200. Please read the prospectus carefully before investing.
Investment, insurance and annuity products are not Federal
Deposit Insurance Corporation (FDIC) insured, are not bank
guaranteed, are not bank deposits, are not insured by any
federal government agency, are not a condition to any banking service or activity, and may lose value. TIAA-CREF Individual &
Institutional Services, LLC, member FINRA, distributes securities products. TIAA Separate Account VA-1 is issued by Teachers
Insurance and Annuity Association of American (TIAA), New York,
NY. Each of the foregoing is solely responsible for its own financial condition and contractual obligations.
This material is for informational or educational purposes only and does not constitute fiduciary investment advice under ERISA, a securities recommendation under all securities laws, or an insurance product recommendation under state insurance laws or regulations. This material does not take into account any specific objectives or circumstances of any particular investor, or suggest any specific course of action. Investment decisions should be made based on an investor’s own objectives and circumstances.

Approval of Investment Management Agreement
(Unaudited)
Management Committee renewal of the investment management agreement for the
 TIAA Separate Account VA-1
The Management Committee (the “Committee” or the “Managers”) of the TIAA Separate Account VA--1 (the “Separate Account”)
determines whether to initially approve and periodically renew the investment management agreement (the “Agreement”) between
Teachers Advisors, LLC (“Advisors”) and the Separate Account. Under the Agreement, Advisors is responsible for providing investment advisory services to the Separate Account. Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that, after an initial period of up to two years, the Agreement for the Separate Account will remain in effect only if the
Committee, including a majority of those Managers who have no direct or indirect interest in the Agreement, and who are independent
Managers because they are not “interested persons” of the Separate Account, as that term is defined in the 1940 Act, annually renews the Agreement. None of the Managers is an interested person of the Separate Account under the 1940 Act. Rather, they are all deemed to be independent Managers.
As discussed below, the Committee was advised by management that it anticipated that Advisors would merge into Nuveen Asset
Management, LLC (“NAM”) on or about August 1, 2026, and, in connection with this merger and subject to all required approvals, management expected that Nuveen Fund Advisors, LLC (“NFAL”) would become the investment adviser and NAM would become the sub--adviser to the Separate Account. Accordingly, the Committee considered the continuation of the Agreement for up to another year, commencing on May 1, 2026, and separately considered whether to initially approve a new investment management agreement with NFAL and a new investment sub--advisory agreement with NAM, which would become effective upon consummation of the anticipated merger. Below is a summary of the process the Committee undertook related to its most recent renewal of the
Agreement. Also set forth below, in the section entitled “Management Committee approval of the new investment management agreement and sub--advisory agreement for the TIAA Separate Account VA--1,” is a discussion of the factors considered by the
Committee in approving the new investment management agreement with NFAL and new sub--advisory agreement with NAM.
Overview of the Renewal Process
The Committee held an in--person meeting on March 24, 2026, in order to consider the annual renewal of the Agreement with respect to the Separate Account using the process established by the Committee described further below.
As part of the Committee’s established process, the Committee or certain of its designated members worked with Advisors, other
Managers and legal counsel to the Managers to develop guidance and make specific requests relating to the types of information to be provided to the Committee in connection with the proposed contract renewal.
Among other matters, the Committee or certain of its designated members, following consultations with representatives of Advisors and its affiliates, other Managers, legal counsel to the Managers and legal counsel to Advisors and the Separate Account, confirmed or established certain guidance regarding the preparation of reports to be provided to the Committee with respect to the Separate
Account by the Board Reporting and Compliance unit of Broadridge Financial Solutions, Inc. (“Broadridge”), using data from Lipper,
Inc., an independent provider of investment company data. The Committee considered that Broadridge is widely recognized as a leading provider of comparative analyses used by independent directors and trustees of investment companies during their advisory contract review processes.
Based on guidance provided by the Committee or certain of its designated members, Broadridge produced, among other information, comparative performance and expense data for the Separate Account, including data relating to the Separate Account’s contractual and effective investment management fee rate, total expense ratio, and short--term and long--term investment performance.
Broadridge compared this data, as relevant, for the Separate Account against a universe of investment companies and against a more selective peer group of mutual funds with similar investment objectives and strategies that underlie variable insurance products, each of which was selected by Broadridge, and also compared the performance of the Separate Account against a broad-
-based index. In each case, Broadridge summarized, and the Committee considered, the methodologies Broadridge employed to provide the data contained in its reports. In addition, Broadridge represented to the Committee that its reports were designed specifically to provide the Committee with the fee, expense and performance information that is necessary to help the Committee satisfy its duties under Section 15(c) of the 1940 Act. Broadridge also represented that the purpose of its reports is to provide an objective view of the Separate Account’s relative position regarding the level of fees, expenses and performance against a competitive peer group and universe selected by Broadridge (and not Advisors or the Committee). The Committee considered the propriety of the Separate Account’s applicable peer group as selected by Broadridge.
Among other matters, the Committee also considered information from Advisors to facilitate the Managers’ evaluation of the reasonableness of any profits earned by Advisors with respect to its services to the Separate Account pursuant to the Agreement.

Legal counsel to the Managers also requested on behalf of the Committee, and Advisors provided, information that was designed to assist the Committee in its consideration of whether to renew the Agreement for the Separate Account. In addition to the data provided by Broadridge as described above, the information that was provided for consideration included, but was not limited to, the following: (1) further information relating to the Separate Account’s investment performance, together with an explanation of any events that had a material impact on the Separate Account’s performance during the relevant period; (2) a description of any fee waiver or expense reimbursement arrangements that were proposed or were in place during the prior year and the extent to which such arrangements would be continued or modified in the coming year; (3) a comparison of the Separate Account’s contractual and effective investment management fee rate and performance to other accounts with comparable strategies managed by Advisors or its affiliates; (4) any “fall--out” benefits that accrued or were identified as reasonably likely to accrue to Advisors or its affiliates due to their relationship with the Separate Account in addition to the Separate Account’s direct fee payments to Advisors pursuant to the Agreement; (5) information regarding Advisors’ financial resources, key personnel, overall staffing levels, portfolio manager compensation arrangements, capacity to manage the Separate Account at current and foreseeable asset levels, insurance coverage, portfolio trading and best execution practices, and any actual and potential conflicts of interest identified by Advisors in connection with rendering services to the Separate Account; (6) information as to any profits earned by Advisors in connection with its services pursuant to the Agreement; (7) a copy of the Agreement and certain related agreements between the Separate Account and affiliates of Advisors; and (8) a copy of Advisors’ Form ADV as filed with the Securities and Exchange Commission (which was presented only to legal counsel to the Managers). The Managers were also provided with the Separate Account’s overall performance rating by
Morningstar, Inc. (“Morningstar”), which is a widely recognized mutual fund ranking service.
On March 10, 2026, the Committee held a virtual meeting via videoconference with legal counsel to the Managers to discuss
Advisors’ materials, which led to the Managers providing additional questions to, and requesting additional information from, Advisors and its affiliates. Subsequently, at the March 24, 2026 meeting, the Managers were given the opportunity to ask, and did ask additional questions and they discussed responses from Advisors to the Committee’s follow--up questions and requests presented by the Committee after its initial review of the information described above.
In considering whether to renew the Agreement with respect to the Separate Account, the Committee considered various factors, including: (1) the nature, extent and quality of services provided or to be provided by Advisors to the Separate Account; (2) the qualifications of the portfolio managers of the Separate Account and the Separate Account’s historical investment performance;
(3) the costs of the services provided to the Separate Account and the profits realized or potential profits to be realized (if any)
by Advisors and its affiliates from their relationship with the Separate Account; (4) fees charged to comparable mutual funds that underlie variable insurance products by other advisers; (5) the extent to which economies of scale have been realized or are anticipated to be realized as the Separate Account grows; (6) how such economies of scale are shared with the Separate Account for the benefit of its investors, such as through investment management fee waivers or breakpoints; (7) comparisons of the services provided by Advisors to, and the fee rates and performance of, the Separate Account to other clients to whom Advisors provides comparable services; (8) any other benefits identified by Advisors derived or anticipated to be derived by Advisors or its affiliates from their relationship with the Separate Account; and (9) that Advisors was expected to merge into NAM on or about August 1, 2026, and, in connection with this merger and subject to all required approvals, it was expected that NFAL would become the investment adviser and NAM would become the sub--adviser to the Separate Account. As a general matter, the Committee considered these factors, and any other factors deemed relevant by the Managers, in their totality, and no single factor was identified as being the determining factor in deciding whether to renew the Agreement.
In addition to the March 24, 2026 meeting that included Advisors’ personnel, the Managers met in executive sessions, at which no representatives of Advisors were present, to discuss the proposed renewal of the Agreement for the Separate Account. The
Committee also received and considered information from legal counsel to the Managers as to certain relevant guidance that relates to the renewal process under Section 15(c) of the 1940 Act and certain other legal authorities.
While the contract renewal process included a series of discussions and meetings leading up to the March 24, 2026 meeting, the oversight and evaluation of Advisors’ services to the Separate Account by the Committee and its committees is an ongoing process.
At their regularly scheduled meetings during the year, the Committee and its Investment Committee and its other committees receive and consider, among other matters, various investment and operational reports, including information regarding the performance of the Separate Account. Thus, in reaching its decisions regarding the renewal of the Agreement for the Separate Account, the
Committee took into account the information described herein and other information provided to the Committee and its committees throughout the year.
In deciding whether to renew the Agreement, each Manager may have accorded different weight to different factors and, thus, each
Manager may have had a different basis for his or her ultimate decision to vote to renew the Agreement. At its meeting on March 24,
2026, all Committee members voted unanimously to renew the Agreement for the Separate Account for another year and separately considered whether to initially approve a new investment management agreement with NFAL and investment sub--advisory agreement with NAM, which would be in place from the date of the merger through April 30, 2027. Set forth below is a summary of the primary factors that the Committee considered with respect to the renewal of the Agreement. Set forth below in the section entitled
“Management Committee approval of the new investment management agreement and sub--advisory agreement for the TIAA Separate
Account VA--1” is a discussion of the factors considered by the Committee in approving the new investment management agreement with NFAL and new sub--advisory agreement with NAM.

Approval of Investment Management Agreement
(continued)
The Nature, Extent and Quality of Services
The Committee examined the nature, extent and quality of the services that Advisors provides to the Separate Account. The
Committee considered the level and depth of knowledge of Advisors personnel, including the professional experience and qualifications of such personnel. The Committee also considered that Advisors is an experienced investment adviser that has managed the Separate Account since its operations commenced. Under the Agreement, Advisors is responsible for, among other duties: managing the assets of the Separate Account, including conducting research, identifying investments and placing orders to buy and sell securities for the Separate Account’s investment portfolio; active daily monitoring of the Separate Account’s investment portfolio; reporting on the investment performance and other metrics of the Separate Account to the Committee on a regular basis; responding to Separate Account flows; and compliance monitoring. The Committee considered that Advisors has carried out these responsibilities in a competent and professional manner. The Committee also considered that Advisors and its affiliates have committed significant resources to supporting the Separate Account. The Committee also considered the Separate Account’s,
Advisors’ and Teachers Insurance and Annuity Association of America’s (“TIAA”) compliance programs and resources and their compliance records with respect to the Separate Account.
The Committee also considered, among other factors, the performance of the Separate Account, as discussed below. In addition, the Committee considered the nature and quality of non--portfolio management services provided by Advisors and its affiliates. In this regard, the Committee considered its ongoing review of the performance of certain affiliated and unaffiliated service providers, including the quality of services provided by those firms and Advisors’ and its affiliates’ oversight of those service providers and the outsourcing of certain services to other firms.
During its review, the Committee considered its ongoing review of the level of personnel and other resources available to Advisors to provide portfolio management and other services to the Separate Account, including the impact of regulatory and other developments and operational changes on such resources, so as to assess the adequacy of the resources devoted to these services. Based on all factors considered, the Committee concluded that the nature, extent, and quality of services provided by Advisors to the Separate
Account under the Agreement was reasonable.
Investment Performance
The Committee considered the investment performance of the Separate Account over the one-, three-, five- and ten-year periods ended December 31, 2025. The Committee considered the Separate Account’s performance as compared to its peer universe of mutual funds that underlie variable insurance products (as applicable) and the Separate Account’s benchmark index. The
Committee also considered the performance of the Separate Account before any reductions for fees and expenses, and without the effects of securities lending and class action recoveries, as applicable, on the Separate Account’s performance as compared to the performance of its benchmark index. For details regarding the Separate Account’s performance, see the synopsis below. The
Committee concluded that, under the totality of circumstances considered, the investment performance of the Separate Account was reasonable.
Cost and Profitability
The Committee considered financial and profitability data relating to Advisors’ services to the Separate Account for the calendar year
2025. The Committee considered Advisors’ profit calculations with respect to its services to the Separate Account. The Committee acknowledged the reasonableness of having an investment management fee rate which permits Advisors to maintain and improve the quality of services provided to the Separate Account and recognized the risks assumed by Advisors in managing the Separate
Account. The Committee considered that Advisors had earned a net profit with respect to the Separate Account under the Agreement for the one--year period ended December 31, 2025. The Committee considered Advisors’ agreement to continue the investment management fee waiver for the Separate Account of 0.24% of average daily net assets for the twelve--month period ending April 30,
2027, resulting in an effective investment management fee rate of 0.06% of annual net assets through at least April 30, 2027. The
Committee concluded that the effective investment management fee rate and the projected profit to be earned by Advisors for the coming year were reasonable in light of various relevant factors.

Fees Charged by Other Advisers
The Committee considered comparative information regarding the Separate Account’s contractual and effective investment management fee rates and the contractual and effective investment management fee rates paid by similar mutual funds that underlie variable insurance products to other advisers, as analyzed by Broadridge and reflected in the synopsis below. In this regard, the
Committee also considered the inherent limitations of such comparisons in light of uncertainty as to how the fees of such similar mutual funds are set and potentially material differences between the Separate Account and comparable mutual funds that underlie variable insurance products. For example, most similar mutual funds are offered only through other investment vehicles that also carry additional fees and expenses, whereas the Separate Account bears certain of these expenses itself. Another limitation considered by the Committee was Broadridge’s treatment of all fund fee waivers, regardless of their type, as investment management fee waivers, which could materially impact how the Separate Account’s effective investment management fee rate compares to those of similar mutual funds that underlie variable insurance products. Additionally, the Committee considered the potential limitations of such comparisons due to, among other factors, the fact that Broadridge based its comparisons on financial data relating to fiscal periods that may have differed from the period for which the Separate Account’s data were derived. Based on all factors considered, the Committee concluded that the effective investment management fee rate to be charged under the Agreement was reasonable in relation to those charged by appropriate groups of comparable mutual funds that underlie variable insurance products.
Economies of Scale
The Committee considered whether Advisors has experienced or is anticipated to experience economies of scale in connection with the operation of the Separate Account. The Committee also considered that, because Advisors represented that its profit was relatively small and the Separate Account was unlikely to grow because it is no longer actively sold, there was little opportunity to pass economies of scale on to Separate Account contractholders. Based on all factors considered, the Committee concluded that the
Separate Account’s investment management fee rate schedule was reasonable in light of current economies of scale considerations and current asset level.
Fee and Performance Comparisons with Other Clients of Advisors and its Affiliates
The Committee considered that Advisors and its affiliates provide investment management services to other investment companies, including mutual funds and collective investment trusts (CITs) that have investment strategies similar to those of the Separate
Account. The Committee considered the investment management fee rates and the performance of such companies and accounts, noting the investment management fee waiver agreed to by Advisors for the Separate Account. The Committee also considered
Advisors’ comments that, in the future, Advisors or its affiliates may manage client assets through additional funds and accounts with similar investment strategies. The Committee also considered Advisors’ representation that, while the investment management fee rate charged to the Separate Account may differ from the investment management fee rates chargeable to these other funds and other accounts, this may be due in part to the fact that these other funds and accounts may: (1) be offered through products that charge additional fees to their investors; (2) be offered in different types of markets; (3) be provided with different types or levels of services; (4) have different regulatory burdens; (5) target different investors; and/or (6) be packaged with other products, and that these factors, among others, could reasonably explain different investment management fee rate schedules. Based on all factors considered, the Committee concluded that the investment management fee rate charged to the Separate Account was reasonable in relation to those charged by Advisors and its affiliates to comparable clients.
Other Benefits
The Committee also considered additional “fall--out benefits” to Advisors and its affiliates arising from the Agreement. Such benefits include, among others, fees paid by the Separate Account to Advisors or its affiliates for other services, such as administration, and investment--related benefits, such as economies of scale, to the extent the Separate Account shares investment resources and/
or personnel with other clients of Advisors. Advisors and its affiliates may also benefit from the level of business and relationships the Separate Account has with certain service providers. Also, Advisors and its affiliates may benefit from their relationship with the Separate Account to the extent that this relationship results in potential investors viewing TIAA, of which Advisors is an indirect, wholly--owned subsidiary, as a leading retirement plan provider in the academic and non--profit markets.
Synopsis of Factors
In addition to its considerations noted above, the Committee considered the following specific factors (among others) in connection with its determination to renew the Agreement with respect to the Separate Account. If the Separate Account is described in the following discussions as being in the “1st” quintile, it is in the best of five groups (that is, the group has the best performance or the lowest expenses, as the case may be). References below to quintiles are based on data provided to the Committee in the reports prepared by Broadridge. All time periods referenced below are for periods ended December 31, 2025. Under the Morningstar rating system, an Overall Morningstar Rating of 5 stars is the highest (best) rating category, and 1 star is the lowest (worst) rating category.
The Morningstar data is as of December 31, 2025. The statement below regarding “net profit” refers to Advisors’ calculation that it earned a profit for the services that it rendered to the Separate Account during 2025 under the Agreement.

Approval of Investment Management Agreement
(continued)
The Separate Account’s annual contractual investment management fee rate is 0.30% of average daily net assets, but is voluntarily waived by Advisors to an annual fee of 0.06% of average daily net assets for the twelve--month period ending April 30
2027.
The Separate Account’s total expense ratio and effective investment management fee rate were in the 3rd and 1st quintiles, respectively, of the group of comparable funds selected by Broadridge for expense comparison purposes, and the Separate
Account’s total expense ratio and effective investment management fee rate were in the 2nd and 1st quintiles, respectively, of the universe of comparable funds selected by Broadridge for expense comparison purposes.
For the one--, three--, five-- and ten--year periods, the Separate Account’s adjusted annualized gross performance (meaning the
Separate Account’s performance without any reductions for fees or expenses, and excluding the effects of securities lending and class action recoveries) as compared to its benchmark, the Russell 3000® Index, differed by --5, --4, +2 and +2 basis points, respectively. For reference, one basis point equals 0.01%.
The Separate Account received an Overall Morningstar Rating of 4 stars.
Advisors calculated that it earned a net profit with respect to its services to the Separate Account for the one-year period.
________________
Based primarily on the foregoing, the Committee renewed the Agreement for the Separate Account.

Liquidity Risk Management Program
(Unaudited)
Discussion of the operation and effectiveness of the separate account’s liquidity risk management program
In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the separate account covered by this Report (the “separate account”) has adopted and implemented a liquidity risk management program (the “Program”), which is reasonably designed to assess and manage the separate account’s liquidity risk. The Program consists of various provisions relating to assessing and managing the separate account’s liquidity risk, as discussed further below. The separate account’s
Management Committee (the “Management Committee”) previously approved the designation of Advisors (the “Administrator”) as
Program administrator. The Liquidity Monitoring and Analysis Team (the “LMAT”) carries out day-to-day Program management with oversight by the Liquidity Oversight Committee (the “LOSC”). Personnel from the Administrator and Nuveen Fund Advisors, LLC, an affiliate of the Administrator, comprise the LMAT and LOSC.
At a February 9, 2026 Management Committee meeting, the Administrator provided the Management Committee with a written report addressing the Program’s operation, adequacy, and effectiveness of implementation for the period from January 1, 2025 through
December 31, 2025 (the “Review Period”), as required under the Liquidity Rule. The report noted that the Program has been and continues to be adequately and effectively implemented to monitor and (as applicable) respond to the separate account’s liquidity developments.
In accordance with the Program, the LMAT assesses the separate account’s liquidity risk no less frequently than annually based on various factors, such as (i) the separate account’s investment strategy and the liquidity of portfolio investments, (ii) cash flow projections, and (iii) holdings of cash and cash equivalents and borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.
Separate account portfolio investments are classified into one of four liquidity categories (including “highly liquid investments” and
“illiquid investments,” discussed below). The classification is based on a determination of how long it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment. Liquidity classification determinations take into account various market, trading, and investment-
specific considerations, as well as market depth, and utilize third-party vendor data.
If the separate account does not primarily hold highly liquid investments it must, among other things, determine a minimum percentage of separate account net assets that must be invested in highly liquid investments (a “Highly Liquid Investment
Minimum”). During the Review Period, the separate account primarily held highly liquid investments and therefore was exempt from the requirement to adopt a Highly Liquid Investment Minimum and to comply with the related requirements under the Liquidity Rule.
The Liquidity Rule also limits the separate account’s investments in illiquid investments. Specifically, the Liquidity Rule prohibits acquisition of illiquid investments if doing so would result in the separate account holding more than 15% of its net assets in illiquid investments and requires certain reporting anytime the separate account’s holdings of illiquid investments exceed 15% of net assets.
During the Review Period, the separate account did not exceed the 15% limit on illiquid investments.

5703720
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A10845 (8/26)

Item 2.	Code of Ethics.

Not applicable to this filing.

Item 3.	Audit Committee Financial Expert.

Not applicable to this filing.

Item 4.	Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to this registrant.

Item 6.	Investments.

(a)	Schedule of Investments is included as part of the Portfolio of Investments filed under Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Not applicable.

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

See Approval of Investment Management Agreement in Item 1.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Management Committee implemented after the registrant last provided disclosure in response to this Item.

Item 16.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable.

(b)	Not applicable.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19.	Exhibits.

(a)(1)	Not applicable to this filing.

(a)(2)	Not applicable to this filing.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TIAA Separate Account VA-1

Date: September 3, 2026	By:	/s/ Christopher Stickrod
Christopher Stickrod
Principal Executive Officer and
Executive Vice President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: September 3, 2026	By:	/s/ Christopher Stickrod
Christopher Stickrod
Principal Executive Officer and
Executive Vice President
(principal executive officer)

Date: September 3, 2026	By:	/s/ Marc Cardella
Marc Cardella
Vice President and Controller
(principal financial officer)